Exhibit 99.11

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300801680	26f457f6-516a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Collateral Desktop Analysis fee reflected in section B and paid to the Lender on the final Closing Disclosure should be listed in section A of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300806715	a5deb2b0-149c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.	08/20/2018: LOX08/16/2018: Fraud Report
08/20/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.08/16/2018: Audit reviewed and all red flags are not cleared. Lender to address all red flags with comments. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 70.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%

300856001	65dd3b44-b2d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for CD) dated XX/XX/XXXX as the Discount Fee has increased from $XXX to $XXXX.XX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.

10/18/2018:  Received the following change in circumstance forms:  XX/XX/XXXX reflecting discount of $XXXX.XX, XX/XX/XXXX reflecting discount of $XXXX.XX, XX/XX/XXXX reflecting discount of $XXXX, XX/XX/XXXX reflecting discount of $XXXX.XX and XX/XX/XXXX reflecting discount of $XXXX.XX and adding 2nd appraisal fee.  Condition cleared.

300856001	6e7106ea-b119-4565-942d-1efa65824a94	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Fee-2nd and Vendor Management Fee on Final CD totals $XXX.XX. Most recent LE does not list these fees. These fees are in a 0% tolerance section. Lender tolerance cure of $XXX.XX is required.  Section J reflects $XXX.XX tolerance cure that was used to cure the Collateral Desktop Analysis Fee.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower

10/18/2018:  Received valid change in circumstance form adding 2nd appraisal fee of $XXX due to expiration of initial appraisal.  (Note:  2nd appraisal $XXX + vendor management fee $XXX on final CD totals $XXX with $XXX tolerance cure).  Tolerance cure is sufficient. Condition cleared.

300856001	13657def-51ce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.
10/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 10/18/2018:  Received CDA with Lender as intended user.  Pending CDA from Client.  Condition remains.

300855874	e67ca0c7-5497-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing credit report	A credit report was not provided in the file, a supplement was provided which did not disclose the required information.		08/13/2018: Received acceptable credit report for both borrowers. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.86% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 78.80 months reserves

300855874	b7320498-d5aa-4083-8b03-c8c736b79f1a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX and Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX and Credit Report Fee of $XX resulting in a $XXX refund due for cure.  Lender provided $XX cure which is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/13/2018: Received explanation letter, air bill, copy of check and post consummation CD. Condition cleared. Loan will be rated a B.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.86% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 78.80 months reserves

300924360	5c43667c-60d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															10/26/2018: Fraud Report	10/26/2018: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.34%

300924360	71210ab3-60d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	Per lender guidelines, a signed 4506-T is required at application and at closing. Missing signed 4506-T at closing.	10/26/2018: Initial & final 4506	10/26/2018: Audit reviewed initial and final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.34%

300924360	b6365957-332b-4f4e-bee2-70e335175614	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing E Consent Disclosure	E Consent Disclosure not provided in loan file.
02/01/2019: Audit re-analyzed the loan file, and has determined that evidence of eConsent was located on page 948 of the original loan file. Condition rescinded. 10/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.34%

300924360	769b356e-60d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/26/2018: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.34%

300929102	80f40e30-43f2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification in section B of the final Closing Disclosure was incorrectly charged. Provided corrected CD and LOE to the borrower.		A Post Close CD corrected the Flood Cert fee. The Loan will be graded a B for all agencies.
300929102	a30f38ca-aef1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/29/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786553	3a532ff0-ff67-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX (@ 25% replacement coverage $XXXXXX).  The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX.  A cost estimator from the insurer was not provided.
06/11/2018: Replacement Cost Estimator
06/11/2018: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 32.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.57% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

300786553	6830a0a6-3868-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 32.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.57% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

300786553	4433f4d3-3868-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Natural Hazard Disclosure Report in section H of the final CD is missing the name of the service provider. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 32.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.57% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

300922104	8684e82a-28da-4772-9641-19b864567492	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 15.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.77%

300922104	ddfa871d-cae3-46a9-81e9-24d9f857088f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Home Warranty listed in section H of the final Closing Disclosure does not list the name of the provider. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 15.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.77%

300922104	187f4619-4edc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Appraisal not provided	Appraisal not provided		11/02/2018: Received satisfactory appraisal. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 15.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.77%

300922104	d2ef986a-54dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/02/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 15.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.77%

300923702	c050013b-80dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 19.70 months reserves Years in Field Co-borrower has 13 years in field

300923702	5c0e487c-80dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided in the file.		11/02/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 19.70 months reserves Years in Field Co-borrower has 13 years in field

300914975	87c50651-19a4-46e3-9eae-52d0eb49cf3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed Qualified Mortgage threshold, actual fees are $XXXXX.XX; threshold is $XXXXX.XX, a $XXXX.XX variance.	11/02/2018: please see attached job aide
11/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300914975	c2915957-ba26-4a07-9308-9b201d503006	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credit insufficient to cover overages in C.D. Transfer Taxes - Section E
Transfer Taxes on final CD dated are $XX.XX.  LE dated XX/XX/XXXX lists Transfer Taxes as $XX.XX. This fee is a 0% tolerance fee.  Lender tolerance cure of $X.XX is required.  Section J reflects $X.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/02/2018: Disagree - the initial LE disclosed transfer taxes of $XX.XX, rounded to $XX as required. The tolerance credit of $X.XX given at closing was sufficient to cure the tolerance violation (final CD transfer taxes of $XX.XX - $XX.XX = $X.XX).

11/02/2018: Audit reviewed the Lender Rebuttal, and has determined that the LE reflects $XX. However, the explanation by the lender of rounding $XX.XX to $XX is plausible. Tolerance cure of $X.XX reflected on the CD was sufficient. Condition cleared.

300914975	5aeaeb60-56b2-47c3-b2ef-965649ddaa06	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XX.XX resulting in a variance of $X.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/02/2018: Disagree - the initial LE disclosed transfer taxes of $XX.XX, rounded to $XX as required. The tolerance credit of $X.XX given at closing was sufficient to cure the tolerance violation (final CD transfer taxes of $XX.XX - $XX.XX = $X.XX).

11/02/2018: Audit reviewed the Lender Rebuttal, and has determined that the LE reflects $XX. However, the explanation by the lender of rounding $XX.XX to $XX is plausible. Tolerance cure of $X.XX reflected on the CD was sufficient. Condition cleared.

300995038	2f9cacf7-d2e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report dated within 120 days of the note date was not provided. DU reflects an updated credit report was submitted XX/XX/XXXX.	11/20/18 Attached please find the updated credit report	11/21/2018: Lender provided updated credit report. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Years in Field Borrower has 5 years in Field

300995038	6cf433c2-24c4-447d-b184-d8db9d61b9d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XXXXX.XX,points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/26/2018: All of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid.
11/26/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Years in Field Borrower has 5 years in Field

300995038	f22d4aa5-a595-44d2-a0f4-26b3bd4e0eef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Document Prep fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title - Document Prep service provider and did not use the provider on the WLSP.  The Title - Document Prep fee should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Years in Field Borrower has 5 years in Field

300995038	858e71a1-c6e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 2.60		11/21/2018: A CDA provided reflecting a value of $XXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Years in Field Borrower has 5 years in Field

300781687	00c52d72-88b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing final application (1003)
The final 1003 in the loan file reflects a discrepancy for the Borrower.  The initial 1003 reflects the Borrower is a permanent resident alien and the final 1003 reflects the Borrower is a Non-Permanent resident alien.  Please provide clarification for the Borrower's status and additional conditions may apply.

09/20/2018: Please clear this condition; The previous Renewals are attached;09/17/2018:  Please clear this condition the Corrected 1003 reflects both Borrowers are non-permanent resident alien, lox from XXXXXXXX and XXX cards

09/20/2018: Audit reviewed renewal documents, and has determined that sufficient evidence was provided to verify that cards were renewed. Condition cleared. 09/19/2018:  Received corrected 1003 reflecting both borrowers as non-permanent residents.  Client high balance overlay states: Non-permanent resident alien requirements should include a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease.  Employment authorization card and 2 years’ income/employment history provided for each borrower.   Missing history of visa renewals for each borrower.  Condition remains.

Years in Field Borrower has 8 years in the field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 16.80 months reserves

300781687	f1763e9b-42ce-4da8-8899-df7b8bb9d90c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Field Borrower has 8 years in the field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 16.80 months reserves

300781687	bb84db09-8ab0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/06/2018: A CDA report reflecting a value $XXX,XXX.XX which is a X.XX% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 8 years in the field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 16.80 months reserves

300806489	942caaca-ac4c-450b-b7c5-23208fd60d3c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
09/03/18: Lender provided payment shock letter to borrower dated XX/XX/XXXX fully estimated tax amount was used to qualify borrower.
No Mortgage Lates UW guidelines require 0x30 lates in the most recnt 24 months reviewed. loan qualifies with 99 months 0x30 late reporting on the credit report Reserves are higher than guideline minimum UW guidelines require 0 months reserves , loan qualifies with  34 months reserves,  Years on Job Borrower years on the job 2 years co borrower years on the job 10 years

300806489	f4811198-6831-4877-9a1d-92194f6934f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX.  The lender used the incorrect amount for taxes.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
09/03/18: Lender provided payment shock letter to borrower dated XX/XX/XXXX fully estimated tax amount was used to qualify borrower.
No Mortgage Lates UW guidelines require 0x30 lates in the most recnt 24 months reviewed. loan qualifies with 99 months 0x30 late reporting on the credit report Reserves are higher than guideline minimum UW guidelines require 0 months reserves , loan qualifies with  34 months reserves,  Years on Job Borrower years on the job 2 years co borrower years on the job 10 years

300806489	08647ea8-3d3c-4b5e-899a-fe6be12b558c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $X.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
09/03/18: Lender provided payment shock letter to borrower dated XX/XX/XXXX fully estimated tax amount was used to qualify borrower.
No Mortgage Lates UW guidelines require 0x30 lates in the most recnt 24 months reviewed. loan qualifies with 99 months 0x30 late reporting on the credit report Reserves are higher than guideline minimum UW guidelines require 0 months reserves , loan qualifies with  34 months reserves,  Years on Job Borrower years on the job 2 years co borrower years on the job 10 years

300806489	c921f744-dd9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW guidelines require 0x30 lates in the most recnt 24 months reviewed. loan qualifies with 99 months 0x30 late reporting on the credit report Reserves are higher than guideline minimum UW guidelines require 0 months reserves , loan qualifies with  34 months reserves,  Years on Job Borrower years on the job 2 years co borrower years on the job 10 years

300804132	027b4686-4284-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final CD from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	07/27/2018: Please clear this condition the CD for sale of REO is attached.
07/27/2018: Audit reviewed executed copy of the Final Seller CD for departure residence, and has determined that said documentation is deemed acceptable. Sufficient proceeds were verified for Reserves. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.11% Full Documentation The loan is full documentation

300804132	5427f964-7864-488c-b1f2-4809748702db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
07/18/2018: please see attached initial cd XX/XX/XXXX and the trid history which shows borrowers received the initial cd
07/18/2018: Audit reviewed initial CD, electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.11% Full Documentation The loan is full documentation

300804132	3d47e031-4284-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/11/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.11% Full Documentation The loan is full documentation

300805175	df369e64-427e-4f61-b1e9-7123e6d7a99d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title – XXXX fee on the CD is incorrectly named as compared to the LE which calls this fee Title - Misc.  Although no tolerance, these fees should all match in naming convention.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300805175	c138b520-3c7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		6/22/2018: CDA provided, no variance
300823198	150adbb2-37b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report is missing		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806473	8970faa8-01ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report and Appraisal in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300806473	a95bb197-01ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300821357	2abb5022-2397-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
09/06/2018: Please rescind. This was already sent and within 30 days.
09/06/2018: Audit re-analyzed the loan file, and has determined that business verification via Secretary of State was located on page 443. Documentation was dated within 30 days of consummation date. Condition rescinded.

No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.  Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 9 months reserves Years Self Employed Borrower has be self employed 15 years

300821357	c92f4edb-2297-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided. The XXXX personal tax returns are missing.
09/06/2018: Please rescind. Please see document sent and clear.
09/07/2018:  Received all pages of XXXX personal tax return.  Signature page previously provided.  Condition cleared.09/06/2018: Audit reviewed signature page for XXXX 1040 Returns, and has determined that a complete copy of the XXXX 1040 Returns were NOT provided within the loan file. AUS requires personal returns covering the most recent two (2) year period, including all tax schedules. Missing the complete copy of the XXXX 1040 Returns. Condition remains.

No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.  Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 9 months reserves Years Self Employed Borrower has be self employed 15 years

300821357	591df7e6-2297-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all tax schedules.  Signed business returns not provided. The XXXX and XXXX business tax returns for Business B on schedule E Part II of the XXXX tax return.

09/25/2018:  Please see documents and clear09/20/2018: Please see doc sign document and clear.09/14/2018: Please clear and see XXXX document signed. Sorry I forgot to add last time.09/11/2018: Please clear part of condition for XXXX, borrower did sign first page of this.

09/26/2018:  Received XXXX 8879-S e-file authorization form for Business B.  Condition cleared.09/20/2018: Audit reviewed the Disclosure History for initial documents, and has determined that a XXXX 8879-S IRS e-file Signature Authorization Form for the 1120S is required due to XXXX 1120S Business Returns being e-signed by the borrower. This is an Appendix Q requirement, two (2) years signed/dated Business Returns. Condition remains.  09/14/2018: Audit reviewed e-signed XXXX 1120S, and has determined that the XXXX 8879-S IRS e-file Signature Authorization Form for the 1120S was not included. Provide said form. Condition remains. 09/11/2018: Audit reviewed XXXX/XXXX Business Returns, and has determined that the XXXX e-file signature authorization for form 1120S was provided and signed by borrower. However, missing evidence the XXXX 1120S Returns were executed. Condition remains. Condition remains.

No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.  Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 9 months reserves Years Self Employed Borrower has be self employed 15 years

300821357	98e9e7ee-2297-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business B on schedule E Part II of the XXXX tax return. If 25% or greater ownership, additional conditions will apply.	09/06/2018: Please see documents and clear.	09/06/2018: Audit reviewed XXXX/XXXX K1 documents for Business B on schedule E Part II, and has determined that documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.  Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 9 months reserves Years Self Employed Borrower has be self employed 15 years

300822292	36d150cb-2489-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300850532	bce93fbe-51c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception
The AUS reflects there is a PUD/HOA fee assessed on the subject property and the title commitment condition #27 reflects the subject is subject to annual assessments and/or periodic charges.  Provide proof of the annual assessment charges.  Additional conditions may apply.
															10/03/2018: Please rescind. Letter was sent to show dues.	10/03/2018: Audit re-analyzed the loan file, and has determined that the HOA letter was located on page 36 within the original loan file. Documentation is deemed acceptable. Condition rescinded.
FICO is higher than guideline minimum UW Guides require a FICO score of 700, loan qualified with a FICO score of 808. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.40% Years on Job Borrower has 5.33 years on job.

300850532	9723d3ae-24c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Evidence the first debt listed on the final application is paid by another person is paid in full and should be omitted from the borrower's debt. Additional conditions may apply.
10/03/2018: Please see EMD check. Borrower has an ending balance of XXXXX.XX in Savings account #XXX and debts with less than 10 payments can be excluded in XXXXXXXXX loans with enough reserves to cover remaining balance with less than 10 payments.

10/03/2018: Audit re-analyzed the loan file, and has determined that a Bank statement located on pages 142 and 143 reflect the current balance of the Auto loan which has less than 10 months of payments left. QM allows payment exclusion for closed-in DTI exclusion for <10 months. Condition rescinded.

FICO is higher than guideline minimum UW Guides require a FICO score of 700, loan qualified with a FICO score of 808. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.40% Years on Job Borrower has 5.33 years on job.

300850532	1d489bc6-77e8-4304-b1fb-562efb2eae97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $15,832.62 points and fees exceed $14,090.40 threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/03/2018: Please see attached job aide. Please clear the condition
10/03/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require a FICO score of 700, loan qualified with a FICO score of 808. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.40% Years on Job Borrower has 5.33 years on job.

300850532	816ee3ec-26c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/01/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require a FICO score of 700, loan qualified with a FICO score of 808. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.40% Years on Job Borrower has 5.33 years on job.

300832098	231401e4-1b87-467b-801f-d9a147e3e99a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceed XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/10/2018: Please see attachment
10/10/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300850416	a3ac2467-a19c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	Missing source of two large deposits; $XXXX.XX deposited to borrowers account on XX/XX/XXXX and $XXXXX deposited to co-borrowers account on XX/XX/XXXX.
09/03/218: Rescinded condition. DU will issue a message specifying the amount of the large deposit, as well as the institutionname and account number of the account that includes the large deposit. If no message is issued by DU, then no documentation of any large deposit appearing on the asset report is required when assets have been validated.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Years on Job Borrower has 5 years on job

300850416	bcb0a955-a19c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment for co-borrower.
10/09/2018: Please clear this condition. VVOE exception request sent to XXXX see paystub dated within 30 days of application and VVOE post dated to support. Email attached request sent to investor.09/28/2018: Sent email to investor to allow an exception to use, paystub, and direct deposit along with post close VVOE as supporting document to clear this condition.09/26/2018: Please clear condition and ask for exception;09/21/2018: Sent request to Investor to make an exception to accept the payroll deposit in place of the VVOE.

10/09/2018: Audit reviewed all documentation, and has determined that a current paystub was submitted within 30 days of consummation to satisfy QM. Post Funding VOE for the co-borrower was provided to satisfy FNMA. Documentation submitted is deemed acceptable. Condition cleared. 09/28/2018: Escalated to Compliance for further review. 09/26/2018: Exception is pending review from client.09/21/2018: Audit reviewed the Lender Rebuttal, and has determined that the e-mail references attached documents as evidence, however they were not included in the download. Provide documents listed in the e-mail for the Exception to be requested. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Years on Job Borrower has 5 years on job

300850416	46e12345-a19c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		08/22/2018: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $XXXXXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Years on Job Borrower has 5 years on job

300885947	319c029a-f320-401f-a628-95a2f9f25f8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure is missing. Provide corrected CD and letter of explanation to the Borrower.		Finding deemed non-material, loan will be graded a B for all agencies.
300850517	cb336191-029c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the co-borrower was self-employed for 2.25 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the co-borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
09/05/2018: Please rescind this. I have attached the State of XXXXXXXXXXXX Summary for XXXXXXXXXXX that was in the original file sent.
09/05/2018: Audit re-analyzed the loan file, and has determined that evidence via secretary of state summary of business was located on page 450 for co-borrower dated within 30 days of consummation date. Condition rescinded. 09/03/18: The verification in the file from XXXXXXXXX Secretary of State if from the borrowers employer. The file is missing the 3rd party verification of Self-employment for the co-borrower.

Years on Job : Borrower has 5.58 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves Years in Field Borrower has 10 years in Field

300850517	1249c981-beb6-4e6b-a322-fd159f2796e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE datedXX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

08/16/2018: Please see attached COC with loan registration and revised CD. Disclosure history shows the borrower received the documents. Please rescind condition as these were provided with credit upload.

08/16/2018: Audit re-analyzed the loan file, and has determined that all pertinent documents (COC, Rate Lock Confirmation, initial CD)  were located within the original loan file. Therefore, no refund is required. Documentation, for Lender Credit, was provided and is deemed acceptable. Condition rescinded.

Years on Job : Borrower has 5.58 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves Years in Field Borrower has 10 years in Field

300850517	60b463bc-039c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job : Borrower has 5.58 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves Years in Field Borrower has 10 years in Field

300929101	9294adbe-69d4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The earnest money deposit in the amount of $X,XXX is missing from the loan file and is not sourced belonging to the borrower. Additional conditions may apply.	10/24/2018: Please rescind this condition. The $XXXX was backed out of available funds.	10/24/2018: Audit re-analyzed assets, and has determined that funds are sufficient without including the EMD of $X,XXX. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% Years Self Employed Borrower has 4.5 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  13.40 months reserves

300929101	d976989c-61d4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.
10/24/2018: Please clear this condition; The appraisal has the county list as XXXXXX and then the Parcel ID listed for the property from the county website. Per Parcel ID explanation 24 is the county and 24 is XXXX which is on the appraisal. see attached;

10/24/2018: Audit reviewed all documentation pertaining to the parcel number, and has determined that sufficient evidence was provided to verify numbers on appraisal, title and mortgage are one and the same. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% Years Self Employed Borrower has 4.5 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  13.40 months reserves

300929101	889feafc-f05b-4930-a842-b17a808b6e1f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX points and fees exceeds $XX,XXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/25/2018: Please see attached job aide. Please clear the condition
10/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% Years Self Employed Borrower has 4.5 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  13.40 months reserves

300857053	c91a6deb-99a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300866835	f8bfef01-25a8-40fd-8748-75c13383a3c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/31/2018: please see attached job aid
08/31/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300866835	3ad0be4d-17aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300868578	139f5811-c1a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Evidence of P&I payment for property #4 and #5 on the final application was not provided. Additional conditions may apply upon receipt.
08/24/2018: Please rescind this condition the P&I for property #4 is attached to XXXXX #XXXX on credit report; & property #5 is attached to XXXXXX XXX #XXXX on the credit report.8/17/2018:  Please rescind this condition the following documents were sent with initial upload

08/24/2018: Audit reviewed the Lender Rebuttal, and has determined that the credit report/fraud report reflect mortgages for both properties, verified payment via credit report. Condition cleared. 08/20/2018:  Received evidence of taxes and insurance for both properties.  Evidence of P&I payment and/or evidence F&C not provided.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 88%, loan qualified with CLTV of 87.15% DTI is lower than guideline maximum UW Guides maximum DTI of 42.82%, loan qualified with DTI of 36.77% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  7.90 months reserves

300868578	eb5feefd-c0a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.
09/11/2018: Please clear the 2106 and statements see attached.08/29/2018: Please review and clear the portion of the condition requesting 2106. The Borrower does not have Commission income. This is a XXXXXXXXXX high Balance loan not a Jumbo. Please clear requesting statement 4. The capital gains loss is being included on the Ratios; Please clear the request for statement, 5, 6 & 7. The other expense would only add income if included. However, 2 of the properties are SFR and the other property HOA dues are already verified in the documentation see attached.08/24/2018: Please clear this condition the signature page is attached.

09/11/2018: Audit reviewed all documents, and has determined that the XXXX Tax Transcripts were provided within the loan file and can be used in lieu of signed Returns. The XXXX 2106 form (per Schedule A), Schedule D - statement 4 and Schedule E - statements 5,6,7 were all provided. Condition cleared. 08/30/2018:  QM requires borrower's self-employment income to be supported by signed & dated personal tax returns and signed business tax returns covering the most recent two years, including all schedules. Missing signed & dated XXXX signature page 2 of 1040, XXXX 2106 form (per Schedule A), Schedule D - statement 4 and Schedule E - statements 5,6,7 as reflected on the 1040s. Loan does not meet either QM or AUS requirements. Condition remains.08/24/2018: Audit reviewed Tax Return documentation, and has determined that AUS requires borrower's self employment income to be supported by personal and business income tax returns covering the most recent two years, including ALL schedules. Missing XXXX signature page 2 of 1040, as well as XXXX 2106 form, Schedule D - statement 4 and Schedule E - statements 5,6,7 as reflected on the 1040s. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 88%, loan qualified with CLTV of 87.15% DTI is lower than guideline maximum UW Guides maximum DTI of 42.82%, loan qualified with DTI of 36.77% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  7.90 months reserves

300868578	52b165f5-68a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Appraisal missing on file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 88%, loan qualified with CLTV of 87.15% DTI is lower than guideline maximum UW Guides maximum DTI of 42.82%, loan qualified with DTI of 36.77% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  7.90 months reserves

300860583	7e8a2c4a-1caa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.60 months reserves

300896412	892c1bc7-53b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal (CDA)		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865202	0f750e5a-7892-465e-bac3-450d08d6d238	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/30/2018: Lender provided job aide and audit confirmed $XXXX is bona fide discount points. Condition cleared.
300865202	5f24a846-01a8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a -2.0% variance. Variance within acceptable tolerance. Condition Cleared.
300871754	8728cd08-2fc6-4323-977d-98b7df90f649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed maximum. $XX,XXX.XX points and fees exceed $XX,XXX.XX threshold. When points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof the verifies the amount they paid in points directly to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/30/2018: Please see attachment
08/30/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 2.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731 Years on Job Coborrower has 35.08 years on job.

300871754	5dfbdd34-bea7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a -3.8% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 2.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731 Years on Job Coborrower has 35.08 years on job.

300885075	e0464688-2ae0-4d7c-8c85-575686adcfdb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/10/2018: please see attached revised job aide09/05/2018: please see attached job aide
09/10/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1 point) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.09/05/2018: Audit reviewed Points and fees, and has determined that based on the calculation the points are not bona fide.  The points are NOT bona fide, -0.06% reduction per point is < 0.15% reduction per point. Provide revised CD, copy of refund check, notification of error to borrower and evidence of shipment. Condition remains.

300885075	7559a5b0-6aac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report  fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
A Post Close CD in the loan file reflects the credit report in section B of the Final CD. Condition cleared. Loan will be graded a B for all agencies.
300885075	9f2fb914-66ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a -1.9% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300862877	22dc9f96-3ba2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing. Provided re-disclosed CD and LOE to the borrower.		A Post Close CD reflects the license number of the Settlement Agent. Non-material per SFIG guidance, loan will be graded a B for all agencies
300862877	8e531fcf-8da1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300862863	8f439ee5-c4b9-44ac-84e5-db5418fa7a6e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
09/06/2018: Please see attachment
09/06/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300862863	7669eb86-fcaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865167	cbbfbcaf-33b7-43da-b802-7665c6b0630e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/31/2018: 1% of the discounts points ($X,XXX.XX) are considered bona fide and can be excluded from the QM points & fees calculation. Additionally, discount points of $X,XXX.XX were paid by the seller credit – see revised CD. and job aide Please clear the condition.

09/10/2018: Lender provided post close CD dated X/X/XX, copy of LOE to borrower, copy of refund check for $XXX.XX and tracking receipt.  08/31/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted verify Par Rate and Bona Fide Discount points of 1% ($X,XXX); HOWEVER Threshold is $XX,XXX.XX vs $XX,XXX.XX actual with a difference of -$XXX.XX. Breakdown: Bona Fide Discount points of 1% equal $XXXX, Seller paid $X,XXX with remainder NOT bona fide for $X,XXX.XX for a total of $X,XXX.XX. Provide a revised CD, copy of check for cure $XXX.XX, Notification of the error (i.e., the letter to borrower) and evidence of shipment for evidentiary purposes. Condition remains.

300865167	cd4ecbf2-f298-42f3-836d-0cf912ad15fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300865167	cf46604b-54a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300866656	8f3b6558-80bb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.		09/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require .41 months reserves, loan qualified with  16.60 months reserves Years on Job Borrower has 9 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.98%

300883370	10086607-4dac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $XXXX in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 36%, loan qualified with DTI of 33.02%

300882460	4dc55f61-27b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
AUS guidelines reflects a DTI of 39.76%.  Due to the miscalculation of rental income, the actual DTI is 45.00%.  The lender did not provide rental income calculation worksheet, audit calculated a much lower net rental income for Borrower's REO#4 on the final 1003.
09/12/2018: Audit reviewed original loan file and recalculated income and debts. DTI 39.68%. Condition rescinded.
FICO is higher than guideline minimum UW guide required a FICO score of 680, loan qualified with a FICO score of 742. Years in Primary Residence 14 years in primary residence. Years on Job 28.5 years on job.

300882460	f8a49a24-28b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a lower DTI then audit calculated.
															9/7/18 Please rescind this condition as the ratios are acceptable	09/12/2018: Audit reviewed original loan file and recalculated income and debts. DTI 39.68%. Condition rescinded.
FICO is higher than guideline minimum UW guide required a FICO score of 680, loan qualified with a FICO score of 742. Years in Primary Residence 14 years in primary residence. Years on Job 28.5 years on job.

300882460	d503cdcf-71b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
															9/7/18 Please rescind this condition as the XXXX and XXXX Business returns were signed and sent in the original file. I have attached them again for your convenience..	09/12/2018: Audit reviewed Lender's rebuttal and original loan file. Signed business returns located on pages 1002 & 1004. Condition rescinded.
FICO is higher than guideline minimum UW guide required a FICO score of 680, loan qualified with a FICO score of 742. Years in Primary Residence 14 years in primary residence. Years on Job 28.5 years on job.

300885074	6e3947a8-0ca7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Client Overlay Exception, Client to Review; Need proof of 100% ownership of company in order to use business assets for down payment. Assets used to qualify are from the Corporation formed in XXXX.
08/30/2018:  Audit reviewed documents provided and original loan file.  Division of Corporations and Articles of Incorporation reflect borrower is XXXXXXXXX and co-borrower is XX of company.  These documents were provided in the original loan file.  Received XXXXX/XXXXX report, dated post-closing, also verifying borrowers are XXXXXXXXX and XX.  There are no other owners.  Condition rescinded.
Years Self Employed Borrower has 4 years Self Employed Full Documentation Full Documentation Loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694
300885074	411cccec-0ba7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Client Overlay Exception, Client to Review; A profit & Loss and Balance Sheet are required for all self-employed borrowers regardless if income is being used to qualify, file is missing P&L and Balance Sheet for Corporation formed in XXXX.
																09/10/2018: Lender provided YTD Profit & Loss and Balance Sheet. P&L reflects no activity in XXXX. Condition cleared.	Years Self Employed Borrower has 4 years Self Employed Full Documentation Full Documentation Loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694
300885074	70e7aa43-aac6-415e-a9c3-19a14e7ef240	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bone fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/30/2018:  Received evidence of PAR rate, air bill, explanation letter and post consummation CD.  PCCD reflects seller contribution of $XXXX was allocated to discount points.  Portion of borrower paid points is bona fide.  Condition cleared.
Years Self Employed Borrower has 4 years Self Employed Full Documentation Full Documentation Loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694
300885074	d47076e2-3d1b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.
Years Self Employed Borrower has 4 years Self Employed Full Documentation Full Documentation Loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694
300885074	d014bb77-fca6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 4 years Self Employed Full Documentation Full Documentation Loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694
300863357	ac5e219e-b1d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.	10/23/2018: Please see document and clear.	10/23/2018: Audit reviewed the Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720

300863357	ceadb450-afd1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720

300863357	ecc152f6-55cb-46db-ad13-3c3e37cb1d81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/26/2018:  1% of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold - see revised CD, check lox tracking, and job aide. Please clear the condition. 10/23/2018: Please see attached job aide. Please clear the condition.

10/29/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. 10/23/2018: Audit adjusted points and fees, and has determined that with 1 point bona fide for $X,XXX.XX with remainder NOT bona fide for $X,XXX.XX (total $XX,XXX.XX), Points and fees still exceeds maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold for difference of -$X,XXX.XX. Provide refund with revised CD, copy of refund check, Notification of the error (i.e., the letter to borrower) and evidence of shipment for evidentiary purposes. Condition remains.

Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720

300863357	f0805075-988c-4086-b65b-265a84b6dddd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	HOEPA Loan Non-Compliant – Points and Fees exceed HOEPA threshold	HOEPA Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under HOEPA, by $XXX.XX.
10/26/2018:  1% of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold - see revised CD, check lox tracking, and job aide. Please clear the condition. 10/23/2018: Please see attached job aide. Please clear the condition.
10/23/2018: Audit reviewed evidence for HOEPA Points & Fees, and has determined that the documentation submitted is deemed acceptable. Loan passes HOEPA Points and Fees test. Condition cleared.
Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720

300886436	780dae5e-c5b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 42.20%.  Due to the miscalculation of debts the actual DTI is 43.07%.DTI variance due to lender not including solar panel installment payments in the borrowers' total liabilities

09/12/2018:  Please rescind, solar panels monthly cost is only for energy purposes. Lease states it cannot be bought at end of 20 year lease, it is just for power. DU states solar panel power only can have payment not included in DTI.

09/14/2018:  FNMA guidance has been met per page 12 for the 1st bullet point and 2nd bullet point on page 27 for guarantee. • provide delivery of a specific amount of energy at a fixed payment during a given period, and • have a production guarantee that compensates the borrower on a prorated basis in the event the solar panels fail to meet the energy output required for in the lease for that period.  Appendix Q: when the following standards do not resolve how a specific kind of debt or income should be treated, the creditor may either (1) exclude the income or include the debt, or (2) rely on Agency or GSE guidance to resolve the issue.  DTI 41.97%.  Condition rescinded.09/13/2018:  Pending Compliance review.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves Full Documentation Full Documentation Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income

300886436	6135f662-e7b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Loan Estimate document error	The final Loan Estimate Contact Information section is incomplete. The e-mail and or phone number of the Lender is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves Full Documentation Full Documentation Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income

300886436	700011ca-bbb2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves Full Documentation Full Documentation Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income

300898602	aed0ec93-0ec8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	The Co-Borrower did not provide an updated pay stub for the second job listed on the application that is within 30 days of the Note date.	10/08/2018: Please see the attached VVOE dated XX/XX/XXXX. This was sent with the initial loan delivery docs. Please rescind this condition.	10/08/2018: Audit acknowledges the client approved guideline exception for PAYSTUBS outside of guidelines. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 5.90 months reserves Years in Field Borrower has 10 years in the field

300898602	8a49a3e1-0dc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Property Type	Client Overlay Exception, Client to Review--property is zoned Agricultural.	10/08/2018: This is a new construction property located in a subdivision. The property is zoned legal and the appraiser commented that there are no adverse factors.	10/10/2018: Audit acknowledges client approved overlay exception. 10/08/2018: Exception is pending review from client.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 5.90 months reserves Years in Field Borrower has 10 years in the field

300864361	fd7a2e5d-c4aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered on XX/XX/XXXX, however there is no copy of this CD in the file.	09/05/2018: Please see attachment	09/05/2018: Audit reviewed initial CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300864361	4b5fc557-beaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300905940	cef8762b-733a-4cd4-84eb-d68d27152c74	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	File is missing the Initial Escrow Account Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300905940	c1bf11cf-33b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300905940	f63c19c2-33b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Initial CD and Executed Final CD.  Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file, as well as an Executed Final CD.
															09/10/2018: Please see attachment	09/11/2018: Lender provided Initial CD. Disclosure tracking in file verifies borrower received and e-signed. Exception cleared.
300905940	02847f4c-22b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. CU score >2.5.		9/18/2018: CDA provided reflects no variance. Condition Cleared.
300865381	374fc641-52b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation
Guidelines may require a signed gift letter (specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds. Evidence of funds were transferred to the Borrower not provided as per guideline requirements.
															09/10/2018: Please clear this condition; The donor account attached has more than enough funds to cover gift amount and gift was deposited X/XX included in the $XX,XXX.XX share deposit	09/12/2018: Received gift letter, donor's statement, copy of check and evidence of borrower's deposit. Condition cleared.	Years on Job Borrower has 9 years on job Full Documentation The loan is full documentation
300865381	42dc08b2-51b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	09/07/2018: Please clear this condition the CD for sale of REO is attached	09/12/2018: Received final settlement statement verifying sale of home and netting sufficient cash to close. Condition cleared.	Years on Job Borrower has 9 years on job Full Documentation The loan is full documentation
300865381	1d30d9cd-55b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 9 years on job Full Documentation The loan is full documentation
300864793	f8b4a17a-f4b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrower's and Co-Borrower's income be documented with current paystubs and W-2's.  The loan file contains (income documentation).  Copies of the Borrower's current paystub and the Co-Borrower's XXXX W-2 are required to fulfill guidelines and QM requirements.
09/13/2018: Please rescind this condition the W2 and paystub were provided with initial upload;
09/14/2018:  Audit reviewed Lender’s rebuttal, documents provided and original loan file.  This is a high balance loan.  Borrower’s income must be verified with pay stub and W-2s for 2 years or a WVOE.  Provided 2 pay stubs, 1 W-2 and WVOE.  This documentation is acceptable.  Co-borrower’s income must be verified with personal and business tax returns covering the most recent year and a completed cash flow analysis or 2 years’ personal and business tax returns.  Provided 2 years’ personal and business tax returns.  This documentation is acceptable.  Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report verifies 32 months payments history with no late payments reported Years in Field Borrower has 5 years in Field

300864793	823eb764-f4b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.	09/13/2018: Please clear this condition, the property tax bill for the REO is attached to verify both taxes and insurance are escrowed;
09/13/2018: Audit reviewed the Lender Rebuttal, as well as the REO Mortgage Statement, and has determined that sufficient evidence (via tax bill) documents the annual tax amount. Mortgage Statement activity does reflect tax payment, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report verifies 32 months payments history with no late payments reported Years in Field Borrower has 5 years in Field

300864793	1d99854c-f4b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal (CDA)		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 No Mortgage Lates UW Guides required 0 x 30 days late in the most recent 12 months; Credit report verifies 32 months payments history with no late payments reported Years in Field Borrower has 5 years in Field

300875943	e96ab9ba-b4b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300867363	e3da41e0-ea9a-4ad7-975e-ae96e95db293	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  22 months reserves Years on Job Borrower has 21 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.85%

300867363	66035c3d-96ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  22 months reserves Years on Job Borrower has 21 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.85%

300875420	fb31b801-9bab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was missing from the file.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300886057	7c9d1744-0fc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	The credit report reflected on the AUS (ID#XXXX) for the borrower was not provided. Additional conditions may apply. A credit report is required for loan to classified as a Qualified Mortgage.	10/10/2018: Please see report and clear.	10/10/2018: Audit reviewed the Credit Report, and has determined that documentation submitted is deemed acceptable. Credit Report reflects AUS. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.89% Years in Field Borrower has 29 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 99 months payment history with no late payments reported

300886057	4b1392df-0f5e-43ac-b620-12e5d8e1e046	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/15/2018: please see attached Job Aide
10/15/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.89% Years in Field Borrower has 29 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 99 months payment history with no late payments reported

300886057	1b94a7af-4b1a-4fea-b051-e1b30a14ec06	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Contact Information section of the final Closing Disclosure is incomplete. The License ID for the Settlement Agent is missing. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.89% Years in Field Borrower has 29 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 99 months payment history with no late payments reported

300886057	6b6016fb-dac7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure section H missing name of provider for Title - Owner's Title Policy (Optional). Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.89% Years in Field Borrower has 29 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 99 months payment history with no late payments reported

300886057	0658a00e-d6c7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	10/10/2018: In trailing docs	10/10/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.89% Years in Field Borrower has 29 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 99 months payment history with no late payments reported

300882439	a0858685-b580-4f75-a907-644669772ccb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/31/2018: Please see attached job aide. Please clear the condition
08/31/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300882439	152c4268-13a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided in the loan file.		08/31/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300875419	a31d6fb8-ce68-479a-b97f-a4dec570ad70	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM by $X,XXX.XX.	10/01/2018: please see attached job aide
10/01/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300875419	ee16d338-4ebb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		09/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865394	7c0262e8-4307-4d06-b487-6785d9e7da15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/07/2018: All the discount counts are considered bona fide and thus can be excluded - see job aid. Please clear the condition.
09/07/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.87% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741.

300865394	7aef330f-82ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.87% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741.

300890642	a8467b07-30b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Missing Borrower's check stub. Borrower began new job 0n X/XX/XXXX. WVOI dated X/XX/XXXX stated first Pay check was scheduled to be issued on X/XX/XXXX.	09/21/2018: Please see documents and clear.	09/21/2018: Audit reviewed employment documents, and has determined that documentation submitted includes first paystub for the borrower and is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 39 months payment history with no late payments reported Years in Field Borrower has 18 years in Field per WVOE Years on Job Co-Borrower has 6 yrs job time per WVOE.

300890642	1bda2938-9bb7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review appraisal (CDA)		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 39 months payment history with no late payments reported Years in Field Borrower has 18 years in Field per WVOE Years on Job Co-Borrower has 6 yrs job time per WVOE.

300866655	10235794-90a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		09/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865643	1e733319-5dbb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300890536	ba5a4472-feab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% FICO is higher than guideline minimum loan qualified with FICO of 773 Years on Job Borrower has 9.42 years on job

300885827	ecfe1298-00ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Review Appraisal Missing.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300876576	f05b13bc-f5b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300877728	dd1f231a-4fad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and after the Disbursement date.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves Years on Job Borrower has 4 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 30.06%

300877728	0243251e-3cad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing credit report	The Credit Report is missing from the file.		09/14/2018: Received acceptable credit report. Date matches AUS. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves Years on Job Borrower has 4 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 30.06%

300877728	d2c36d55-2fad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a -3.9% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves Years on Job Borrower has 4 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 30.06%

300867362	abc7f9d6-1cb5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a -3.4% variance. Variance within acceptable tolerance. Condition Cleared.
300868576	4665d79e-f7b4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a -3.5% variance. Variance within acceptable tolerance. Condition Cleared.
300873019	e560edd6-a91c-431f-9b9c-6d764290f422	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
09/10/2018: See the attached job aid and revised CD. Refund to borrower $X,XXX.XX including interest.
09/10/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1 point) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. The Post Funding CD, Refund Check, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

300873019	ca85b438-3e1b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300873019	3abf1b14-d6a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/30/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300869069	c944ba67-69ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/05/2018: A CDA report reflecting a value $XXX,XXX.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300887681	7c5d73d4-96b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Purchase Contract	A copy of the purchase contract was not provided.
10/19/2018: Condition acknowledged10/16/2018: Please see the attached from the Title Company.10/10/2018:  Can you please cite the guideline you are referring to? Neither Appendix Q or FNMA Selling Guide require a purchase agreement. The CD is the final agreement for the transaction between the borrower and seller.09/25/2018:  Please see the attached09/12/2018:  A Purchase Agreement is not required if Escrow Instructions are provided. Please rescind this condition as the Escrow Instructions were provided with the initial loan delivery docs.

10/19/2018: Condition acknowledged10/16/2018: Audit consulted with Compliance, and has determined that the findings remains valid. Provide a copy of the Purchase Contract. Condition remains. 10/12/2018:  Per Compliance, the Closing Disclosure does not serve as the purchase contract between the buyer and seller.  The Fannie Mae Selling Guide does in fact indicate that as part of the lender’s post-closing quality control review process, the signed sales contract and any applicable addendum are required documents in this review – see page 1116.10/11/2018:  Pending compliance review09/27/2018:  Per Compliance, the escrow instructions implement and may supplement the original purchase contract/agreement.   The purchase agreement terms govern the specifics of the transaction, while escrow instructions are the rules by which those terms are mechanically accomplished.  These are two distinct documents.  However, in the standard residential purchase agreement used in most transactions, the XXXXXXXXXX Residential Purchase Agreement and Joint Escrow Instructions (CAR Form RPA), the basic escrow instructions have been incorporated into the purchase agreement. If the file contains this document, it should be fine else you would need the purchase agreement. Neither the FIRPTA, pages 318-319, nor the supplement escrow instructions & general provisions, pages 321 & 657, nor escrow amendment/supplement, page 327 & 665, satisfy this requirement.  Condition remains.09/26/2018:  Pending further Compliance review.09/13/2018:  Per Compliance, the escrow instructions are not the purchase contract.  Contract is required.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported Years on Job Co-Borrower has 12.5 years on job

300887681	5115fca9-bcb2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided. The file only had XXXX W-2 for both borrowers. Missing XXXX W-2 for both borrowers.	09/12/2018: Please refer to the DU Findings which indicate that a W2 is only required from the prior year. We have a WVOE for both borrowers showing the XXXX income. Please rescind this condition.
09/13/2018:  Audit reviewed Lender’s rebuttal and agrees.  This is a high balance loan.  Per AUS, income must be verified by a pay stub and W-2s covering the most recent 2 years or a WVOE.  Pay stubs, XXXX W-2s and WVOE provided for both borrowers. Two years employment verified for each borrower.  Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported Years on Job Co-Borrower has 12.5 years on job

300887681	ad4a415f-6256-42ac-bdfc-a73b8c8e7b16	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	The Discount Points are not Bona Fide as they exceed the Qualified Mortgage threshold.
09/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported Years on Job Co-Borrower has 12.5 years on job

300887681	dce5f69d-f1e2-4ee3-9a90-726c8c3847af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The CD dated XX/XX/XXXX reflects Title - New Loan Fee and the LE dated XX/XX/XXXX  reflects Title - Loan Tie-In Fee. The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported Years on Job Co-Borrower has 12.5 years on job

300887681	8b47cc61-bdb2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the loan file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported Years on Job Co-Borrower has 12.5 years on job

300870712	de184dff-b5a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300877545	2f007e0d-3da5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	Credit reports dated XX/XX/XXXX for borrower and co-borrower were not provided for review. Additional conditions may apply.	09/14/2018: Please see reports and clear.	09/14/2018: Audit reviewed Credit Reports for borrower and co-borrower, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Full Documentation Full documentation loan. Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 3.4 months reserv DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.64%

300877545	97827942-96a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Missing Review Appraisal.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared..
Full Documentation Full documentation loan. Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 3.4 months reserv DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.64%

300882438	72e88cb5-e5db-4881-8d2e-a9d44aa5c16c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold.  When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/20/2018: Please see attachment
09/20/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300873194	66211bf2-d0b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception	Please provide evidence of Lender of Record Initial Application date. Need to evidence the initial disclosures were provided within 3 days.	09/12/2018: Please see attached email and rescind the conditions as we shouldn't be cited for this.	09/12/2018: Audit has determined the lender’s disclosures were provided within 3 business days of the broker’s app date. Condition rescinded.
300873194	b86cbf46-d3b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Document Error
The Compliance or Admin Fee and Title - Owner's Title Policy Fees in section H of the final Closing Disclosure dated XX-XX/XXXX are missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300873194	1823764f-afcd-43b0-a4f4-dc8357533ee8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX-XX-XXXX Contact Information section is incomplete. The Lender Contact and Email are missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300873194	50972544-d0b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA missing from the loan file.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300890641	12da3ab6-94c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Housing History
Guidelines require satisfactory housing payment history for 12 months.  Provide evidence XXXXXX XXXX payments were paid 0x30 for all mortgages/2nd liens listed on REO Schedule for properties 1,2 and 3 on Final Application.

09/27/2018:  Please rescind this condition the mortgage history is as of application date per B3-5.3-03: Previous Mortgage Payment History (XX/XX/XXXX); The application date is XX/XX/XXXX. The credit report already sent at initial reflects history

09/28/2018:  Audit reviewed Lender’s rebuttal and agrees.  This is a high balance loan.  Per AUS, page 878, loan was approved utilizing credit history on XX/XX/XXXX credit report.  Neither agency guidelines nor client overlays require further documentation.  Condition rescinded.

Years Self Employed Borrower has 10.25 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of  700  loan qualified with FICO of 784 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99  months payment history with no late payments reported

300890641	6621cab2-9ac1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing terms and conditions for withdrawal from 401K for both borrowers.

10/01/2018:  Please rescind this condition, this is a XXXXXXXXXX High Balance loan not a Jumbo loan. Sent email to xxxxx to review to rescind;09/27/2018:  Please clear this condition the terms of withdrawal are attached

10/01/2018:  Upon further review, per AUS, receipt of liquidation of funds is not required if the value is at least 20% more than the funds needed for down payment and closing costs.  No further asset documentation is required.  Condition cleared.  09/28/2018:  Cleared in error.  Subject transaction is the purchase of a second home.  Borrowers received 2 loans, $XX,XXX & $XX,XXX.  Per plan terms, this is allowed.  However, CTC $XX,XXX.XX + EMD $XX,XXX0 = $XX,XXX.XX8.  The remaining balance in the 401K accounts may be used for reserves of $XX,XXX required by AUS.  XXXXXXX XXX savings, page 298 @ $XX,XXX and XXXXXXX Bank, page 107 @ $XXXX were not included in the AUS analysis or on the final 1003.  EMD has not been verified.  Sufficient liquid funds to close has not been verified.  Condition remains.09/28/2018:  Received term/conditions for withdrawal.  Withdrawal is allowed for costs directly related to the purchase of a participant's principal residence. Condition cleared.

Years Self Employed Borrower has 10.25 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of  700  loan qualified with FICO of 784 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99  months payment history with no late payments reported

300890641	3fdeb680-81c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		09/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 10.25 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of  700  loan qualified with FICO of 784 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99  months payment history with no late payments reported

300928818	2e2240cd-29e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	11/5/2018: Please see attachment	11/06/2018: Received initial closing disclosure. Acknowledgement previously provided. Timing requirement met. Condition cleared.
300912415	bc9fb40a-9cc0-4385-a817-bd8ece131090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/29/2018: The discount points were all paid by the seller credit so can be excluded from QM - see revised CD.
10/29/2018: Audit reviewed Post Funding CD itemizing Seller paid fees, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 3.2 months reserves Years in Field Borrower has 11 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300912415	878809b8-3e1b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 3.2 months reserves Years in Field Borrower has 11 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300912415	0f0af5d6-c5d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 4.0		10/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 3.2 months reserves Years in Field Borrower has 11 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691

300885942	a3cf6a53-00b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing 2nd months statement for IRA Investment account.

09/21/2018:  Two months of bank statements are not required for IRA accounts. Please refer to the DU findings and the Selling Guide B3-4.3-03 and B3-4.3-01 (lender must determine the value of the asset by obtaining the most recent monthly or quarterly statement from the depository or investment firm).09/17/2018:  A quarterly statement was provided covering X/XX-X/XX. This was provided with the initial loan delivery docs. Please rescind this condition.

09/24/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Cash to close is $XX,XXX.XX.  Verified liquid assets are $XX,XXX.XX (includes gift, checking & savings).  Per DU, item #24, if use the 20% rule for funds needed for closing costs and reserves, only one-month statement is required.  Utilizing this method results in sufficient cash to close and reserves.  Condition rescinded.  09/19/2018:  Audit reviewed Lender’s rebuttal and account statement.  IRA statement, page 129, is dated X/X/XX-X/XX/XX.  A quarterly compilation report is provided on page 142, dated X/XX/XX-X/XX/XXXX.  However, this statement does not reflect a dollar amount.  It is a list of stocks bought and sold only.  Condition remains.

Years on Job Borrower has 33.32 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years in Primary Residence Borrower has resided at home address for 40 years

300885942	baaabb61-03b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	09/17/2018: Please see the attached09/17/2018: Please see the attached.	09/19/2018: Received 1008 which matches AUS. Condition cleared.
Years on Job Borrower has 33.32 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years in Primary Residence Borrower has resided at home address for 40 years

300885942	105386ee-03b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 33.32 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years in Primary Residence Borrower has resided at home address for 40 years

300877544	3cae2cc2-6bb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	The CD Addendum showing credit payoff is missing from the loan file. No Cure - Missing document not provided.	09/10/2018: Please see attached CD addendum. please clear the condition.	09/10/2018: Audit reviewed CD addendum, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300877544	78c85a0f-6bb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Review Appraisal Missing.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300877726	750541ff-34a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.
09/19/2018: Review appraisal provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 11.2% variance. Variance not within acceptable tolerance. Review appraisal required.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.62% Reserves are higher than guideline minimum UW Guides require 0.09 months reserves, loan qualified with 2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734

300873190	d85a0089-bec1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years on Job Borrower has 12.17 years on job

300873189	4dfe1be0-b5b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for REO property #2 on the final application not provided. Additional conditions may apply.	09/12/2018: Please rescind this condition; The mortgage statement provided at initial upload reflects taxes and insurance on the past payment breakdown
09/13/2018:  Mortgage statement reflects impound/escrow for taxes and/or insurance.  A review of Schedule E verifies escrow is only for taxes.  However, Schedule E is an acceptable source for verification of taxes & insurance.  Condition rescinded.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 80 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 41.90 months reserves Years on Job Borrower has 12.58 years on job

300873189	a45beb1a-b6b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for REO property #1 on the final application not provided. Additional conditions may apply.	09/12/2018: Please rescind this condition the mtg statement provided at initial upload reflects both taxes and insurance were paid in escrow under past payment
09/13/2018:  Mortgage statement reflects impound/escrow for taxes and/or insurance.  Escrow per statement is $XXX.XX/month.  Tax bill located on page 61 verifies taxes of $XXX.XX/month.  The balance of $XXX.XX is applied to insurance.  Condition rescinded.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 80 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 41.90 months reserves Years on Job Borrower has 12.58 years on job

300873189	a2c500bf-b6b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 80 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 41.90 months reserves Years on Job Borrower has 12.58 years on job

300875418	9e4e841a-d834-4dc0-9a3a-889c2b938d72	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is dated XX/XX/XXXX and the consummation date is X/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/10/2018: Lender provided initial CD dated X/XX/XX and Disclosure History reflecting eSign consent on X/XX/XX. Condition cleared.
300875418	d00dc8fa-14b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party appraisal review missing.		09/06/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300882749	f95ecedd-66bb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300895507	042b4e76-d8b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrowers income needs to be documented with a W2 from the previous year.  The loan file contains only a XXXX W2 for the Co-Borrower and XXXX W2 for the Borrower.  Copy of the Borrower's XXXX W-2 is required to fulfill guidelines and QM requirements.
															09/14/2018: Please clear this condition the W2's requested are attached	09/17/2018: Received Borrower's XXXX W-2 and Co-borrower's XXXX W-2. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.3 months reserves Years on Job Borrower has 25 years on job

300895507	8297c81d-d9b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.3 months reserves Years on Job Borrower has 25 years on job

300876036	448db05d-b5d5-4f5c-a816-e814a19f9317	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/31/2018: Please see attachement
08/31/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Passes Points and Fees testing. Loan will be rated a 'B'.

300876036	77978604-3f1b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300876036	7ab17495-5aa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300876034	18445d82-aeb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
																09/12/2018: Received signed, dated XXXX & XXXX personal tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.29% Years in Field Borrower has 12 years in Field Full Documentation Full Documentation Loan
300876034	166f154a-aeb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

09/12/2018: Please rescind this condition the following XXXX Business return signature page with the Borrower signature t the bottom of the page was already sent in the last upload on X/XX. 9/10/2018: Please clear this condition the XXXX signed business return attached. XXXX k1 reflecting final K1 $0 income from this company. Borrower switched the company to a Sch C in XXXX.9/10/2018: Please clear this condition the XXXX signed business return attached. XXXX k1 reflecting final K1 $0 income from this company. Borrower switched the company to a Sch C in XXXX.

09/13/2018:  Received signed XXXX business tax return.  Audit reviewed the documents provided 9/10:  1st upload XXXX K-1, 2nd upload XXXX Schedule C, 3rd upload XXXX P&L and Balance Sheet.  Condition cleared.09/12/2018:  Received XXXX K-1, XXXX Schedule C, YTD P&L statement and XXXX Balance Sheet.  Signed XXXX partnership return not provided.  Condition remains.09/12/2018:  Received XXXX K-1, XXXX Schedule C, YTD P&L statement and XXXX Balance Sheet.  Signed XXXX partnership return not provided.  Condition remains.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.29% Years in Field Borrower has 12 years in Field Full Documentation Full Documentation Loan
300876034	e57bdfca-8fb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		09/06/2018: A CDA report reflecting a value $XXX,XXX.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.29% Years in Field Borrower has 12 years in Field Full Documentation Full Documentation Loan
300876039	e8100e9e-d15c-4e4a-ba7f-071526560873	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Report Fee of $XXX with no resulting valid CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XXX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
09/13/2018: please see attached that includes copy of refund check09/10/2018: agreed, please see attached
09/13/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'. 09/10/2018: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and overnight bill provided are deemed acceptable. HOWEVER, due to tolerance cure a copy of check for cure or cancelled check is required. Condition remains.

300876039	bbbcef26-78ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300884494	4c82940f-e1ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 11 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.

09/18/2018: Please rescind this condition the VOB for self employment income for XXXXX was sent with initial. When the Borrower has a loss from other self employment entities, they do not require a VOB, as we are including the loss against there income.

09/18/2018: Audit concurs with the Lender Rebuttal, and has determined that verification of the borrower's business (income used to qualify) from the Secretary of the State was located on page 898 and dated within 30 days of consummation date. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 2 months reserves Years on Job Borrower has 15 years on job Full Documentation The loan is full documentation

300884494	1f5966d9-dcab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 2 months reserves Years on Job Borrower has 15 years on job Full Documentation The loan is full documentation

300876630	16c81d9f-22b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 8.8 years for business #1 reflected on the final loan application. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.  Evidence of self-employment required in order for loan to be considered a Qualified Mortgage.
															09/13/2018: Please see VOB sent and rescind thank you.	09/14/2018: Audit reviewed Lender's rebuttal and original loan file. CPA letter for Schedule C business located on page 210 and XXXXXX search located on page 601. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 10.20 months reserves Years on Job Borrower has 8 years self-employed Years in Field Co-borrower has 15 years in field

300876630	c61778f3-22b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
File contains copy of lease agreement for REO property #1 reflected on the final loan application.  Lease agreement is a month-to-month.  Lender to provide evidence that tenant listed on the lease agreement still occupies.  Documentation required in order for loan to be classified as a Qualified Mortgage.

09/14/2018:  Please see asset statement to show tenant has continued to pay rent and live there till present which is part of XXXXXXXXXX guidelines. 09/13/2018:  Please see most recent dated lease as of X/X/XX that shows this lasts now for one year and clear this condition thank you.

09/17/2018:  Audit reviewed Lender’s rebuttal, document provided and original loan file.  Received receipt of rent history from X/XXXX-X/XXXX which was provided in the original loan file, page 534.  Lease, page 336, reflects expiration date X/XXXX.  Tenant name and monthly rent on payment history matches lease.  Condition rescinded.   09/14/2018:  Nothing uploaded for review.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 10.20 months reserves Years on Job Borrower has 8 years self-employed Years in Field Co-borrower has 15 years in field

300876630	8679d541-23b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The loan application indicated that the borrower was self-employed since XX/XX/XXXX for business #2 reflected on the final loan application. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.  Evidence of self-employment required in order for loan to be considered a Qualified Mortgage.
															09/13/2018: Please rescind. This income is negative and a VOB is not needed.	09/14/2018: Audit reviewed Lender's rebuttal and original loan file. XXXX K-1, page 261, is a final K-1. Verification of business not required. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 10.20 months reserves Years on Job Borrower has 8 years self-employed Years in Field Co-borrower has 15 years in field

300876630	7819bb40-22b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing LOE
XXXX and XXXX Schedule E reflects REO property #1, however, property not reflected on final loan application.  If property has been sold, copy of final closing statement is required.  If property has not been sold, copy of mortgage statement and current lease is required.  Additional conditions may apply.
															09/14/2018: 09/13/2018: Please see document sent and rescind thank you.	09/14/2018: Audit reviewed Lender's rebuttal and original loan file. Evidence borrower no long owns property located on page 68. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 10.20 months reserves Years on Job Borrower has 8 years self-employed Years in Field Co-borrower has 15 years in field

300876630	469eb31a-22b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 10.20 months reserves Years on Job Borrower has 8 years self-employed Years in Field Co-borrower has 15 years in field

300887077	86db4791-22b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA missing from the file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300885954	7514e805-6f84-400b-8da1-ff5df7cb81d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300876617	8ed8aaff-75b7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file. CU score is >2.5		9/21/2018: Review appraisal provided reflecting a value of $XXX,XXX which is a -9.68% variance. Variance within acceptable tolerance. Condition cleared.
300882713	8dc7f054-36bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the loan file.		09/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707

300882747	eb30cc43-26ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Report and  Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300882747	c2b36834-26ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300887653	5d5f1b73-de15-441c-9992-da1f1e319dfc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX > $XX,XXX.XX exceeds the Qualified Mortgage Points and Fees threshold.	09/13/2018: Please see attachment
09/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300887653	02830ea7-38b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report.		09/06/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300890900	e96f1ea5-58bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage	Mortgage in file is missing the acknowledgement by notary of non borrowing XXXXXXXX identification.	09/27/2018: Please see attachment	09/27/2018: Audit reviewed the Affidavit from Notary with regards to XXXXXXXXXXX error in acknowledgement, and has determined that documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies in excess of 99 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.21% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.70 months reserves

300890900	92836ff4-2dbc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/21/2018: A CDA provided reflecting a value of $X,XXX.XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies in excess of 99 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.21% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.70 months reserves

300890533	ab162d56-2e2b-47c4-8360-6c6234b3a8a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – MLC fee, Title – Premium for lender’s coverage fee and Title -  Title examination fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title – MLC fee, Title – Premium for lender’s coverage fee and Title -  Title examination fee and did not use the provider on the WLSP.  The Title – MLC fee, Title – Premium for lender’s coverage fee and Title -  Title examination fee should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300890533	e2090cfb-a8ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.3		11/23/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300884492	9109ab40-bdba-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided in the loan file.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300877540	850c8ce9-24bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Missing income documentation: The loan file is missing W-2's covering the most recent two year period or, by a standard Verification of Employment for the Co-borrower as required by AUS.	09/21/2018: Please rescind, end of year pays tubs were sent in to clear. Here are W2s as well.
09/24/2018:  Received XXXXXXXX XXXX/XXXX pay stubs for Co-borrower.  The pay stubs were in the original loan file.  Pay stub dated XX/XX/XXXX is for the period ending XX/XX/XXXX and the pay stub dated XX/XX/XXXX is for the period ending XX/XX/XXXX.  The XXXX pay stub does not match box 5 on the XXXX W-2.   Received XXXXX/XXXX W-2s which were not provided in the original loan file.  Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.07% Years on Job Borrower has 11 years on job Full Documentation The loan is Full Documentation
300887678	78ee6cab-d0ca-49df-826d-20a8e1b085c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/04/2018: Please see attachment
10/04/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300887678	1aa465dc-3f1b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300887678	205bdf6b-81c5-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300882729	b780a92f-72bb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300882742	9539942d-43c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	The Policy Number of the hazard insurance was not provided.	10/03/2018: Please rescind. HOI company referred to policy as pending in LOX and said it would be effective with payment which final CD shows payment was made.
10/03/2018: Audit concurs with the Lender Rebuttal, and has determined that the Final CD reflects payment premium to the Insurance carrier. Declaration page states that policy number is PENDING until receipt of premium payment then policy will become effective. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  22 months reserves Years Self Employed Borrower has 13 years Self Employed

300882742	a7e68705-43c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  22 months reserves Years Self Employed Borrower has 13 years Self Employed

300884550	43506f5f-b9d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS	AUS reflects a DTI of 37.44%. Due to rental income of $XXX.XX included and no lease agreement provided., the actual DTI is 42.06%.	10/22/2018: Please see document and clear. Assets show deposits coming in as well.10/17/2018: Please rescind, lease was sent and several bank statements show the deposits as well.
10/22/2018: Audit reviewed executed Lease, as well as evidence of rental payments via bank statements, and has determined that documentation submitted is deemed acceptable. Condition cleared.  10/17/2018: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that the Lease was located on page 117 of the original loan file. HOWEVER, the Lease was not executed by all parties. Provide executed Lease Agreement by all parties. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  over 3 months reserves Years in Field Borrower has 25 years in Field   Full Documentation The loan is full documentation

300884544	a5b807be-7bb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.		09/06/2018: A CDA report reflecting a value $XXX,XXX.XXwhich is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300885149	a0d1b915-d796-4317-9382-e8f5243167fd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/28/2018: Please see attached job aide. Please clear the condition
09/28/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.18%. FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with a FICO of 762. Years in Field Borrower has 18 years in Field.

300885176	9913013e-1fbc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300885175	7098ba1c-4fc7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	10/09/2018: AUS Findings indicate CU score of 2, no CDA required	10/10/2018: Audit reviewed AUS with CU Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition rescinded.
300907179	7f7ffc97-99e6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The AUS requires earnest money deposit on the final application must come from their own funds and be sourced.	11/15/2018: Please rescind. The EMD on HB loans can be backed out.
11/15/2018: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU, without the use of EMD verification. No other reserves are required. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.32% Years in Field Borrower has 13 years in Field   Years in Primary Residence Borrower has resided in subject for 4.58 years

300885653	1533f244-11b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrower's/Co-Borrower's/Borrowers' income must be documented with a pay stub dated no earlier than 30 days prior to the initial loan application date. The loan file contains pays tubs dated greater than 30 days from the initial application date.    Copies of the Borrower's/Co-Borrower's/Borrower's dated after X/XX/XXXX are required to fulfill guidelines and QM requirements.
															09/18/2018: Please rescind. XXXXXXXXXX loans have paystubs that are good for 120 days.	09/19/2018: Audit reviewed Lender's rebuttal and agrees. Both borrowers pay stubs are within 120 days. Condition rescinded.
DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of  22.09% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 759 Years in Field Borrower has 6 years in Field

300885653	c92c6b2a-11b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of  22.09% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 759 Years in Field Borrower has 6 years in Field

300890329	a2e2a45d-48bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	The statement for account #1 on final application reflects a deposit of $XX,XXX. There is no evidence in the file documenting the source of the deposit. Additional conditions may apply.	10/05/2018: Please clear this condition; The following cancelled check verifies the source of the large deposit was from a commission check.	10/05/2018: Audit reviewed the Lender Rebuttal, as well as copy of the check, and has determined that sufficient evidence was submitted to source check as being commission. Condition cleared.
Years Self Employed Borrower has 16.75 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Full Documentation Full Documentation Loan

300890329	4edf0c5f-2afc-4c09-9fa5-8730d5f68b2d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/28/2018: please see attached job aide
09/28/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Years Self Employed Borrower has 16.75 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Full Documentation Full Documentation Loan

300890329	638d3640-153d-40ec-83c0-c9523bac1d90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate
ADDED 09/28/2018: The CD dated xx/xx/xxxx reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of -$XXX.XX. Provide corrected CD, LOE and proof of delivery to the Borrower.

10/03/2018: "Disagree - TOP is correctly calculated.which is comprised of: Total P&I payments of 359@ $X,XXX.XX + last payment of $X,XXX.XX on the amortization schedule = $X,XXX,XXX.XX Plus: Final CD Section D total of $XX,XXX.XX Plus: Final CD Prepaid Interest of $X,XXX,.XX "
10/03/2018: Audit re-analyzed Bona Fide Points and fees, and has determined that after calculations, TOP is NOT under disclosed. Condition rescinded.
Years Self Employed Borrower has 16.75 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Full Documentation Full Documentation Loan

300890329	0f14451c-2bbc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 16.75 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Full Documentation Full Documentation Loan

300885397	696efcbf-ddb5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300898599	3a33bf13-11c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing PITI verification. Final application reflects a loan with the subject Lender #XXXXXXXXXX. Property Overview shows a Condo 2nd home purchase with a $XXX,XXX Loan	10/08/2018: Please clear this condition; The REO LE is attached; along with master policy and tax bill. And Final CD as supporting documentation to show the taxes and insurance are escrowed.	10/08/2018: Audit reviewed all PITIA documentation for REO property, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  45.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706

300918233	ea3c9815-4466-44e1-8bab-6485d1846a67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
															10/19/2018: please see attached job aide	10/22/2018: Lender provided verification of PAR. Exception cleared.
300885416	d36b1d04-83bb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300887652	bfb7d036-57ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300885916	24415705-6ec6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for the Borrower.	10/05/2018: Please rescind, XX loans can have VVOE done within 30 days
10/05/2018: Audit reviewed the Lender Rebuttal, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Meets Appendix Q requirements. Condition rescinded.

Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 16.26 months reserves Years in Field Borrower has 10 years in Field   Disposable Income is higher than guideline minimum UW Guides do not require $XXXXX.XX disposable income, loan qualified with $X,XXX in disposable income

300885916	229bd8e8-f2c7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA not provided. The DU reflects a risk score of 2.6 which requires a CDA		10/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 16.26 months reserves Years in Field Borrower has 10 years in Field   Disposable Income is higher than guideline minimum UW Guides do not require $XXXXX.XX disposable income, loan qualified with $X,XXX in disposable income

300896377	cd5cf5e8-05c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300890528	26d7b976-bbcc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing CD dated X/XX as reflected on the e-disclosure tracker	10/10/2018: Please see attachment	10/11/2018: Lender provided initial CD dated XX/XX. Exception cleared.
300886845	9039b631-d9f8-4eaf-be3d-ee30c829846c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	The Threshold is $XX,XXX.XX and the Actual is $XX,XXX.XX, a difference of $XXXX.XX	10/16/2018: please see attached job aide
10/16/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300911494	b21e2c61-b98c-4b16-9a45-fd3196bedd4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/15/2018: please see attached job aide
10/15/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300895763	70dcf61a-8cc5-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		10/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years in Field Borrower has 8 years in Field

300887651	f5addf3a-6dbb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal		09/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300887155	845c47f9-e2bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300887154	2568b669-7bda-4121-894a-37ec7f8dc456	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/03/2018: Please see attachment
10/03/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 729. Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income

300922084	6c89364c-f2c7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		10/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300887641	19342a40-9cbe-4844-b161-10c5b1e190af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/26/2018: Please see attachment
09/26/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712

300887645	e118f946-27e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	The AUS in file page 1 is not legible.	11/13/2018: Please see full AUS and clear.	11/13/2018: Audit reviewed legible copy of the AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.93% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771

300887645	f675db17-59e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B of the CD. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.93% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771

300897333	885a7064-35b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300898665	96d17298-a6c5-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.	10/04/2018: Please see attachment	10/04/2018: Audit reviewed copy of Preliminary Title Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.23 FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 14.50 months reserves

300896325	e18e634c-b5b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43.00%. Due to the miscalculation of debts, the actual DTI is 43.26%. The lender excluded the borrowers' authorized user accounts from the DTI ratio.	09/17/2018: Please rescind, this is a XXXXXXXXXXXXX loan and Auth user accounts can be excluded	09/18/2018: Audit reviewed Lender's rebuttal and credit report. Recalculated DTI 42.94%. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 5 years on job

300896325	19669bc9-b5b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results.	09/17/2018: Please see the attached.	09/17/2018: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 5 years on job

300896325	10dd9dfc-b5b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence on the final application not provided.	09/17/2018: Per credit report this is an FHA loan and they always have mortgage payment escrowed
09/18/22018: Audit reviewed the Credit Report, and has determined that said document indicates loan on property #1 is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 5 years on job

300896325	328b6964-6912-4e00-adf9-38423b6a6a55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
09/24/2018: Please see attachments
09/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 5 years on job

300896325	20a6da36-08e7-44e6-89f9-29348e0b6a5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.	09/17/2018: Please see attachement
09/17/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures (p361), when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 5 years on job

300896325	e8288732-401b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 5 years on job

300896325	f0fd1eb7-b3b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided		09/18/2018: A CDA provided reflecting a value of XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 5 years on job

300890352	63a9947e-fabf-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Evidence of Required Equity for Other Financed Properties	The Lender guidelines require evidence of XX% equity in departing residence in order to use rental income and/or to calculate number of months' reserves required. Documented equity not provided.	09/226/2018: Please see appraisal and clear	09/27/2018: Received exterior appraisal, dated prior to closing, verifying XX% equity in departing residence. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of  700 loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.51% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported

300911509	687218d3-2186-4148-a1f7-ea4902c5f185	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee was not reflected in Section B of the Closing Disclosure despite evidence of a Credit Report in file. The Credit Report Fee should be disclosed in Section B of the CD or an attestation that no fee was allocated to the loan transaction must be provided.  Provide corrected CD and letter of explanation to the Borrower.
A Post Close CD reflects credit report paid by lender. The loan will be rated a B for all agencies.
300911509	3b82fcfc-0ecb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300890351	21353956-24bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300905991	2050bab4-d5bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300900754	d8aead99-72b7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing the Final CD from the sale of the previous property.
09/17/2018:  A Final CD shouldn't be needed. The property (XXXXX XXXXXXXX XXXX XXXXX) sold prior to the loan application. Please see the attached release of deed. This was sent with the initial loan docs. Please rescind this condition.

09/18/2018:  Audit reviewed Lender's rebuttal and original loan file.  Per fraud report, page 47, the property was sold X/X/XXXX which is prior to the application date.  Release of mortgage located on pages 686-687.  Condition rescinded.

No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months reviewed, loan qualifies with 0x30 in the most recent 99 months reviewed on the credit report.  FICO is higher than guideline minimum UW guidelines require FICO of 720 , loan qualifies with FICO of 774 Reserves are higher than guideline minimum UW guidelines requires 9 months reserves , loan qualifies with 37 months reserves

300900754	2e26c650-4a27-4565-8700-337f13c4c71d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/26/2018: Please see revised job aide. Please clear the condition09/25/2018: Please see attached job aide. Please clear the condition.
09/26/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.09/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are NOT Bona Fide. Reduction in Rate per Discount Point charged is -0.082. Loan fails Points and Fees test. Condition remains.

No Mortgage Lates UW guidelines require 0x30 in the most recent 24 months reviewed, loan qualifies with 0x30 in the most recent 99 months reviewed on the credit report.  FICO is higher than guideline minimum UW guidelines require FICO of 720 , loan qualifies with FICO of 774 Reserves are higher than guideline minimum UW guidelines requires 9 months reserves , loan qualifies with 37 months reserves

300890550	e82f2bf6-7db7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.	09/21/2018: Please see the attached Credit Report.	09/21/2018: Audit reviewed Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years Self Employed Borrower has 37.42 years Self Employed Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 28.70 months reserves Full Documentation Full documentation loan.

300890550	bb192c87-9fb7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for departing residence on the final application was not provided.	09/21/2018: This is an FHA loan per the Credit Report which confirms the monthly payment is escrowed. Please rescind this condition.
09/21/2018: Audit reviewed the Credit Report (not included within the original loan file), and has determined that said document indicates loan on departure residence is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition cleared.

Years Self Employed Borrower has 37.42 years Self Employed Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 28.70 months reserves Full Documentation Full documentation loan.

300890550	02eb06f0-53b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing YTD Balance Sheet for Schedule E Business on tax return/landlord payee on leases for REO properties. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															09/21/2018: Audit reviewed the Schedule E Business, and has determined that the P&L and Balance Sheet were both provided within the original loan documents. Condition rescinded.	09/21/2018: Audit reviewed the Schedule E Business, and has determined that the P&L and Balance Sheet were both provided within the original loan documents. Condition rescinded.
Years Self Employed Borrower has 37.42 years Self Employed Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 28.70 months reserves Full Documentation Full documentation loan.

300890550	05a7d789-16b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD P&L Statement for Schedule E Business on tax return/landlord payee on leases for REO properties. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															09/21/2018: The signed Balance Sheet and Profit & Loss Sheet for Schedule E were sent with the initial loan delivery docs. Please rescind this condition.	09/21/2018: Audit reviewed the Schedule E Business, and has determined that the P&L and Balance Sheet were both provided within the original loan documents. Condition rescinded.
Years Self Employed Borrower has 37.42 years Self Employed Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 28.70 months reserves Full Documentation Full documentation loan.

300897332	eda0c080-2b78-44c0-afa3-f92c5a83a5ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/02/2018: Please see attachment
10/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300890899	4e698c81-ecc7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															10/09/2018: Please rescind. Sch C was dissolved and no docs are needed	10/09/2018: Audit re-analyzed the loan file, and has determined that a CPA letter was located on page 583 that states the business was dissolved as of XX/XX/XXXX. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.5 months reserves   Years in Field Borrower has 17 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300890899	c0044759-28c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	10/09/2018: Please rescind. Sch C was dissolved and no docs are needed	10/09/2018: Audit re-analyzed the loan file, and has determined that a CPA letter was located on page 583 that states the business was dissolved as of XX/XX/XXXX. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.5 months reserves   Years in Field Borrower has 17 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300890899	90b84bb2-90f3-4807-a1a3-149c0cc79374	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/09/2018: Please see attachment
10/09/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.5 months reserves   Years in Field Borrower has 17 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300890905	3d9dfbab-b61b-4867-b2f1-1bbed96ae174	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX,  threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/02/2018: All of the discount points are considered bona fide and thus can be excluded from QM - see attached job aid.
10/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300925234	d9895989-fee1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a (completed) third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
															11/12/2018: see attached	11/12/2018: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Years in Field Borrower has 6 years in Field   Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 6 months reserves

300925234	1de112bc-fee1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a CU score of 4.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Years in Field Borrower has 6 years in Field   Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 6 months reserves

300896376	0e058bdd-db02-4d7c-9270-f36cf914f279	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
$XX,XXX.XX points and fees exceed $XX,XXX.XX threshold. To verify bona fide discount points a rate sheet or some form of proof that verifies the amount paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/02/2018: Please see attachment10/01/2018: Please see attachment
10/02/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.10/01/2018: Audit review of Post Funding CD, and has determined that the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is MISSING. Condition remains.

300896376	a201ad41-d7bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee in Section H of the final Closing Disclosure is missing "Optional".		Non-material per SFIG guidance, loan will be graded a B for all agencies
300906065	fa90d8ea-dba1-464c-bcea-76c9c41a901f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The XX License ID and Contact XX License ID of the Settlement Agent are missing. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 3.30 months reserves FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with a FICO of 754.

300896324	c9ca2fe0-dfc5-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 257.20 months reserves Years in Field Borrower has 33 years in Field   Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

300917078	eb7b2f10-dec7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Co-Borrower's bonus income can be used if has received this income for the past two years and it will likely continue. Per QM, the Lender must develop an average of bonus or overtime income for the past two years.  Periods of overtime and bonus income less than two years may be acceptable, provided the creditor can justify and document in writing the reason for using the income for qualifying purposes. File is missing evidence of 2- year history of receipt and proof of continuance.

10/10/2018: Please rescind. Pay stubs sent do show bonus. I have sent all XXXX pay stubs we got and the one that shows bonus. Pay stub does not reflect bonus unless earned that pay cycle. Borrower's regular wage minus W2 wage shows additional bonus income and all other pays tubs reflect no other type.  10/08/2018: Please rescind, pay stub shows only bonus income was given YTD with normal wage and bonus for previous years was taking out full time wages from W2s and using the rest for bonus. Bonus amount given was most conservative. This proves a 2 year history.

10/11/2018:  Audit reviewed Lender’s rebuttal, original loan file and documents provided.  Even though we don’t have specific bonus/OT data, the cumulative income on the W2s support the earning trends of this type of income.  All documentation was provided in the original loan file.  Condition rescinded.10/09/2018: Lender responded pay stub shows only bonus income was given YTD wit normal wage and bonus for previous years was taking out full time wages from W2s and using the rest for bonus. Bonus amount given was most conservative. This proves a 2 year history.  Audit found that the co-borrower's pay stubs do not show bonus income and there is no evidence in the loan file of the 2 year history of receipt of bonus income or proof of continuance.  Exception remains.

Years in Primary Residence Borrower has resided in departure residence for  7 years. Years in Field Borrower has 12 years in Field  FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804

300917078	1897231b-e1c7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned
Final signed Hud-1 or evidence of disbursement from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  Additional conditions may apply, copy in file is not  executed or marked final.
															10/10/2018: Please see document and clear	10/11/2018: Received executed settlement statement reflecting lien paid and netting sufficient funds. Condition cleared.
Years in Primary Residence Borrower has resided in departure residence for  7 years. Years in Field Borrower has 12 years in Field  FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804

300911174	4e126ea8-69c2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/02/2018: Please rescind this condition the following P&L and Balance sheet was provided with initial upload;
10/02/2018: Audit reviewed YTD 2018 P&L, and has been determined that said document was located on page 510. Documentation was dated PRIOR to consummation date and is deemed acceptable. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.82% Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 48.10 months reserves

300895759	0b195578-7d0a-47dc-9774-e78f5c43b7b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/04/2018: please see attached job aide
10/04/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300895759	14b4d5f6-adbd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300973690	7db1d7e6-42dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file with a Collateral Risk score of 5.		11/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 35.40 months reserves FICO is higher than guideline minimum Lender guidelines require a minimum FICO of 700, loan qualified with a FICO of 784 Disposable Income is higher than guideline minimum AUS did not require disposable income, loan qualified with disposable income of $X,XXX.XX

300895771	d15c826c-5ac6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		10/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300895757	8e5c9961-56c6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300912268	618ffe02-4262-4dea-a02e-68bcaecc75f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/12/2018: 1% of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold. Please clear the condition

10/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300912268	b223c985-401b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300912268	f57721ee-bdc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300899871	034f7e3e-16c9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300914973	d45229d2-88c9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Final loan application reflects $X,XXX.XX for monthly HOA/Other of property #1, however documentation provided in the loan file does not support the $X,XXX.XX amount.  Provide documentation to support HOA/Other of $X,XXX.XX or explanation if difference in figure.  Additional conditions may apply.

10/11/2018: Please clear this condition; The $XXXX.XX for estimated taxes and insurance on initial application was accidently left on the 1003 for REO #1, should have bee updated and removed when the Mortgage statement was received and verified the taxes and insurance were included in the REO. The updated 1008 and AUS is attached.
10/11/2018: Audit reviewed the Lender Rebuttal, as well as updated AUS and 1008, and has determined that sufficient evidence was provided to verify HOA fees on property #1. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.70 months reserves

300914973	9ac14d40-fc04-4404-96dd-10846e2c4786	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.70 months reserves

300914973	9076813a-8de0-4261-a5f6-a5d2109b18e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
10/11/2018: Please see attachment
10/11/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.70 months reserves

300914973	c45835c5-09cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated X/XX/XXXX per Disclosure History was not provided in the loan file.	10/11/2018: Please see attachment
10/11/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.70 months reserves

300914973	cb6a5934-8bc9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	302 - Appraisal - Other	Appraisal was completed on FNMA Form 1004 and we have a Condominium Rider in the loan file.
10/11/2018: Please rescind this condition; Per fannie mae B4-1.2-01 1004 form; In addition, appraisals for units in condo projects that consist solely of detached dwellings may be documented on Form 1004, if the appraiser includes an adequate description of the project and information about the homeowners’ association fees and the quality of the project maintenance.

10/11/2018: Audit concurs with the Lender Rebuttal, and has determined that subject property is a new construction of a detached 2 story home. Per FNMA, appraisals for units in condo projects that consist solely of detached dwellings may be documented on Form 1004, if the appraiser includes an adequate description of the project and information about the homeowners’ association fees and the quality of the project maintenance. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.70 months reserves

300914973	c0ff9adb-87c9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		10/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.70 months reserves

300905786	46f51cc3-e330-4452-adcf-32e762b63cdb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
10/10/2018: Please see attachment
10/10/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300905800	930e8239-2fc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the disbursement date was not provided.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.49% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 39.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300905800	bbf30eba-e2c7-404d-b3c4-6bc02749069f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.49% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 39.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300905800	458e4aad-f1af-461c-93be-e6f6b3f70b5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.49% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 39.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300923867	9e4cedc8-1be2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Evidence of the XXXX tax extension no provided.	11/12/2018: Please rescind. Document in file shows the borrower is no longer self-employed and tax transcripts are not needed.	11/12/2018: Audit re-analyzed Tax Documents, and has determined that executed XXXX/XXXX Tax Returns were provided and meet DU requirements for loan program. Condition rescinded.
FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 725. Reserves are higher than guideline minimum UW guidelines require 35 reserves , loan qualifies with 38 months reserves.  No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualfiies with 0x30 lates within the most recent 42 months,

300923867	164d34aa-1be2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 725. Reserves are higher than guideline minimum UW guidelines require 35 reserves , loan qualifies with 38 months reserves.  No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualfiies with 0x30 lates within the most recent 42 months,

300897326	61e4c7f1-90c6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		10/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300925276	66aaa438-7ad6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B of the final Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300925276	db6f7a78-7ad6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 4.7.		10/23/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300973689	d1eebedd-99e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300906064	b9bbf7d8-a425-4c83-bce5-beec0d8c6ccd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceed $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/15/2018: Please see attached job aide. Please clear the condition
10/15/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Years on Job Borrower has 17.67 years on job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730. Disposable Income is higher than guideline minimum UW Guides do not require disposble income, loan qualfiied with $XXXX.XX in desposable income.

300906064	5a6e4c80-d5c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	10/11/2018: AppraisalReview	10/12/2018: Lender provided CDA reflecting a 0% variance. Exception cleared.
Years on Job Borrower has 17.67 years on job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730. Disposable Income is higher than guideline minimum UW Guides do not require disposble income, loan qualfiied with $XXXX.XX in desposable income.

300924005	33d929bf-71ce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final CD should be reflected in section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300906047	7b45b06d-61cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Documentation	The file is missing XX Predatory Lending Disclosure as required.		10/17/2018: Received XX Predatory Lending certificate. Condition cleared.
DTI is lower than guideline maximum Guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 18.08% Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 10.2 months reserves Years on Job Borrower has 12 years same job.

300906047	045869ae-60cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum Guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 18.08% Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 10.2 months reserves Years on Job Borrower has 12 years same job.

300906047	a6eea5ba-60cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum Guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 18.08% Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 10.2 months reserves Years on Job Borrower has 12 years same job.

300905937	f9ff096e-04cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply	10/12/2018: Please see the attached.	10/12/2018: Audit reviewed the AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 35.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.75% Years on Job Borrower has 5 years on job.

300905937	26126de9-2acb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		10/12/2018: Audit reviewed AUS (submitted as a trailing document) with CU Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 35.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.75% Years on Job Borrower has 5 years on job.

300905936	34aca3f1-16cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in Section B of the Final Closing Disclosure reflects an incorrect payee name.		A Post Closing CD provided in the loan file reflects the correct payee name. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911164	72a1908e-69ec-40f6-888e-9f02947c2996	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
															10/10/2018: Please see attachment	10/11/2018: Lender provided verification of PAR rate. Exception cleared.
300914468	abe3c8e6-00cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/12/2018: Appraisal review	10/12/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300906063	5f7ef48e-32d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
DU reflects DTI of 41.60%.  Due to the miscalculation of the borrower's income, the actual DTI is 46.28%.  Lender did not deduct income loss of $X,XXX.XX for borrower's Business A on Schedule E, Part II of the XXXX tax return.
10/22/2018: Please rescind, If a business shows a loss, but the borrower is less than XX% owner, they do not need to be hit with the loss.
10/23/2018: Lender responded if the borrower is less than XX% owner, they do not need to be hit with the business loss and also provided snap shot of guideline. Audit confirmed borrower owns less than XX% ownership.  Exception cleared.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 31.90 months reserves Years in Field Borrower has 30 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760

300906063	ddeeb5c3-33d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing for the 1st job reflected on the final application for the borrower.	10/25/2018: Please rescind, the VVOE can be within 30 days for XXX, please escalate if needed thank you.10/22/2018: Please see VVOE and clear.
10/25/2018: Audit concurs with the Lender Rebuttal, and has determined that said document was obtained within 30 days of Consummation date, as per subject program guidelines. Condition cleared. 10/23/2018: Lender provided VVOE; however, it is not dated within 10 days of the Note date.  Exception remains.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 31.90 months reserves Years in Field Borrower has 30 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760

300911689	b31aaa1a-64ca-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided in the loan file.	10/12/2018: CDA	10/12/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300910652	2f8e9b97-4dce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for departure residence on the final loan application.	10/17/2018: Please rescind this condition; the XXXXX XXXXX report already sent in the initial upload has the HOA dues listed	10/18/2018: Audit reviewed Lender's rebuttal and original loan file. Evidence of HOA dues located on page 652. Condition rescinded.
FICO is higher than guideline minimum Loan qualified with FICO of 717 Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income   Years Self Employed Borrower has 18 years Self Employed

300910652	4b74122b-33ce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in Section B of the Final Closing Disclosure is listed as paid by borrower and should be paid by others. Provide corrected CD and letter of explanation to the borrower.		A Post Closing CD reflected the Credit Report Fee as paid by others. Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum Loan qualified with FICO of 717 Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income   Years Self Employed Borrower has 18 years Self Employed

300906710	48f66626-6c65-4890-9a05-36a90f470a21	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		Non-material per SFIG guidance, loan will be graded a B for all agencies
300906710	7f1b7e51-71ee-4abb-9a7d-85593d7ba8f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in Projected Payments section.  The borrower is escrowing for taxes and insurance and the calculated escrow payment should be XXX.XX.  Provide corrected CD, LOE, proof of delivery and re-open rescission, if applicable.
10/19/2018: Received explanation letter, air bill and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
300906710	5fec7cac-957b-4069-9476-73f8e1cfbe61	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment.  The CD shows the payment as Years 1 - 30 as $X,XXX.XX.  The lender included the incorrect monthly hazard insurance payment of $XXX.XX vs. the actual amount of XXX.XX.  Provided corrected CD, LOE, proof of delivery and re-open rescission, if applicable.
10/19/2018: Received explanation letter, air bill and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
300906710	047213f8-5dac-4309-988e-7ce79a738482	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XXX a month vs. the calculated value of $XXX.XX a month.  The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  Provided corrected CD, LOE, proof of deliver and re-open rescission, if applicable.
10/19/2018: Received explanation letter, air bill and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
300911649	8eceda37-d490-489f-ae90-8fc1c9c869de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/11/2018: Please see attached job aide. Please clear the condition
10/11/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300911649	70b112ac-f4a2-42de-84a1-bfba2ffe1174	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Contact Information section on the final CD is incomplete. The License ID for the Settlement Agent is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911649	faa411ab-f0c7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	10/11/2018: Appraisal review	10/11/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300907565	419936f8-26d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX & YTD XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

10/26/2018:  Please clear this condition the LLC is owned by XXXXXXXXXX XXXXX. The person who signed the CD see attached;10/24/2018: Please rescind this condition the Borrower sold the sch C business [XXXXX]

10/29/2018:  Audit reviewed Lender’s rebuttal and documents provided.  Received evidence from Secretary of State that business on Schedule C reflects new ownership as of X/XX/XXXX.  Condition cleared.10/24/2018: Lender responded that the borrower sold the sch C business (XXXXX) and provided a HUD1.  The HUD1 provided does not indicate the schedule C business was sold.  The HUD1 indicates the sale of a property from the borrower to the borrower's business.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.70 months reserves

300907565	add56a05-27d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX & YTD XXXX P&L Statement for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/26/2018: Please clear this condition the LLC is owned by XXXXXXXXXX XXXXX. The person who signed the CD see attached;10/24/2018: Please rescind this condition the Borrower sold the sch C business
10/29/2018:  Audit reviewed Lender’s rebuttal and documents provided.  Received evidence from Secretary of State that business on Schedule C reflects new ownership as of X/XX/XXXX.  Condition cleared.10/24/2018: Lender responded that the borrower sold the sch C business and provided a HUD1.  The HUD1 provided does not indicate the schedule C business was sold.  The HUD1 indicates the sale of a property from the borrower to the borrower's business.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.70 months reserves

300907565	e212b4ad-26d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.70 months reserves

300923429	5c250f7a-9bcc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	AUS require a VVOE within 10 days prior to the note date. The VVOE is missing for both borrowers.	10/15/2018: Please clear this condition per our agreement for VVOE within 30 days of note date; see attached VVOE's	10/15/2018: Audit reviewed VOE documentation for borrower and co-borrower, and has determined that documentation submitted is dated within 30 days PRIOR to consummation. Condition cleared.	Years on Job Borrower has 9 years on job Full Documentation The loan is full documetnation DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.46%
300992669	ce7c1bce-cade-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The AUS required his/her earnest money to be their own funds and sourced. No evidence of the EMD is in the loan file and additional conditions may apply.	11/05/2018: Please rescind. EMD was backed out and this is allowed for XXXXXXXXXXXXX loans.	11/06/2018: Lender provided screen shot verifying EMD was removed from asset calculation. Since the funds were listed on the final 1003, the condition cannot be rescinded. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 34.44% Years in Field Borrower has 20 years in Field

300992669	f2b023a1-c06f-4727-9557-d8fe755f1e1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/16/2018: All of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid.
11/16/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 34.44% Years in Field Borrower has 20 years in Field

300992669	8d896d45-b4de-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects it was sent and E Consented on XX/XX/XXXX by the borrower.	11/07/2018: please see attached
11/07/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 34.44% Years in Field Borrower has 20 years in Field

300992669	37fa9a89-b4de-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Loan Estimate document error	The final LE is missing the name of the service for Title under section C.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 34.44% Years in Field Borrower has 20 years in Field

300911492	e4d3c316-99cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300912411	03d7b219-50cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation
Borrower received gift funds for down payment / reserves. Evidence of receipt of $XX,XXX not provided as per guideline requirements. Gift letter in file states "funds will be wired directly to escrow prior to close of escrow."  No evidence of wire transfer.  Gift funds required in order to meet DU requirement and assets to close.  Additional conditions may apply.
															10/15/2018: Please clear this condition the wire for the gift funds from XXXX XXXXX is attached.	10/16/2018: Lender provided verification of receipt of gift funds. Exception cleared.
Years in Field Borrower has 13 years  in field  Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $10,176.27 in disposable income   Years on Job Co-borrower has 6 years in job

300912411	6559ecbb-0f5a-4397-ae2e-7060124b2c1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
															10/15/2018: Please see attached job aide. Please clear the condition	10/16/2018: Lender provided verification of PAR. Exception cleared.
Years in Field Borrower has 13 years  in field  Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $10,176.27 in disposable income   Years on Job Co-borrower has 6 years in job

300995723	dcc2942f-cbe2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The AUS requires the EMD must come from his or her own funds and the source of funds for the deposit to be verified. Additional conditions may apply.	11/12/2018: Please rescind. EMD can be backed out on HB loans.
11/12/2018: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU, without the use of EMD verification. No other reserves are required. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Full Documentation Full documentation No Mortgage Lates Credit report verifies 65 mnths payment history with no late payments reported

300995723	d0f3a75d-aa08-4fba-8ac5-5c7deb9eecc8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
11/16/2018: All of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid.
11/16/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Full Documentation Full documentation No Mortgage Lates Credit report verifies 65 mnths payment history with no late payments reported

300914189	80147711-536d-4ebd-967d-430bb9208469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/19/2018:  Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300914189	b9844335-abcc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD lists Lender Credit for Appraisal Report fee in Section L, and the credit should be reflected in Section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911505	a8b42aa0-a497-4236-b62c-712baf817867	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17% Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 8.50 months reserves

300911505	4f30695d-f8ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing a CDA. CU risk score 4.5		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.17% Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 8.50 months reserves

300911687	df505d50-4bcd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file, Collateral Underwriter Risk Score is 2.6.		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300914467	934e75bc-6616-4992-9320-2af0420bb486	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911516	041808f6-9458-49bd-a8c1-e2a9c1aa04ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
10/16/2018: Please see attachment
10/16/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300924002	6085d056-61cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 3.6.		10/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300913509	b862e517-95cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided for Borrower and Co-borrower. Notice to Home Loan Applicant not provided to co-borrower 3.		Finding deemed non-material, loan will be graded a B for all agencies.
Years on Job Borrower has 13 years on Job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720. Reserves are higher than guideline minimum UW Guides required not reserves, loan qualified with 13.6 months reserves

300913509	505ab42a-8336-4bd0-ac2f-c6e652ead5b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/18/2018: 10/18/2018:  The discount points were all paid by the seller credit so can be excluded from QM - see revised CD. Also, the XXX fee should be excluded as a lender appraisal credit was given on the final CD Section L for the entire appraisal fee.  The discount points were all paid by the seller credit so can be excluded from QM - see revised CD. Also, the AMC fee should be excluded as a lender appraisal credit was given on the final CD Section L for the entire appraisal fee.
10/19/2018: Received explanation letter, air bill and post consummation closing disclosure. Loan passes Points and Fees test. Condition cleared.
Years on Job Borrower has 13 years on Job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720. Reserves are higher than guideline minimum UW Guides required not reserves, loan qualified with 13.6 months reserves

300929109	e6bb9650-40ea-44db-abd0-20672af46de3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/02/2018: Please see attached Job Aid
11/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300917076	e830e8e7-9adb-4f7d-bace-0d0d8ff8ea73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/16/2018: 1% of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid. Also, the XXX fee should be excluded as a lender appraisal credit was given on the final CD Section L for the entire appraisal fee. In addition, the Realtor Agent Credit of $XXX.XX was used to pay discount points - see revised CD. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold.

10/17/2018:  Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. One discount point is bona fide.  Threshold $XX,XXX.XX vs. actual $XX,XXX.XX a difference of $X,XXX.XX.  Also received explanation letter, air bill, copy of check for $XXXX.XX and PCCD.  Condition cleared.

300917076	ce7a5ceb-401b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300998355	c833de12-dfe9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.88% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.00 months reserves

300914204	1b9ecb9c-327c-4a34-9031-7ad7cd48df73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/17/2018:  1% of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid. Also, the AMC fee should be excluded as a lender appraisal credit was given on the final CD Section L for the entire appraisal fee. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold - see revised CD.

10/18/2018:  Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. One discount point is bona fide.  Threshold $XX,XXX.XX vs. actual $XX,XXX.XX a difference of $X,XXX.XX.  Also received explanation letter, air bill, copy of check for $XXXX.XX and PCCD.  Condition cleared.

300914204	da0ef81a-411b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300931137	5702a6fe-f5e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final 1003	The Final Application for the co-borrower was not provided.	11/09/2018: Please see final loan app and clear.
11/12/2018: Audit re-analyzed the submitted Final 1003, and has determined that both 1003's were submitted. Co-borrower 1003 provided POST closing. Condition cleared.  11/09/2018: Audit reviewed Initial and Final 1003, and has determined that documentation submitted was for the borrower NOT the CO-borrower as requested. Provide Final Application for the CO-borrower. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701 Years Self Employed Borrower has 10 years Self Employed

300931137	7b2f6fd0-f5e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file with a collateral risk score of 5.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701 Years Self Employed Borrower has 10 years Self Employed

300917120	895cea76-4bf2-4157-b46c-08c308843a14	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/16/2018: please see attached job. please clear the condition
10/16/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300923428	2fc4f402-98cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves	Missing sufficient assets to close based on the most recent bank statement provided and net equity funds as stated on final 1003.	10/16/2018: Please clear this condition the gift was already documented and sent at initial submission and the final CD for the sale of the REO is attached.
10/16/2018: Audit re-analyzed all asset documents, and has determined that sufficient evidence of assets required was provided within the loan file. AUS required total funds to be verified of $XX,XXX.XX, said funds were verified. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.22% Years in Field Borrower has 18 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742

300923428	8b058197-97cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain gift documentation	Borrower received $XX,XXX gift funds. Evidence of receipt into borrower's account not provided as per guideline requirements.	10/16/2018: Please rescind this condition the gift funds were deposited and documentation was sent in the initial upload;	10/16/2018: Audit re-analyzed the loan file, and has determined that evidence of Gift Funds was located on pages 251 (Letter), p254 (check) and p287 (Bank Statement). Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.22% Years in Field Borrower has 18 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742

300923428	2e8c6577-97cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	10/16/2018: Please clear this condition; The Cd for sale of REO is attached;
10/16/2018: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.22% Years in Field Borrower has 18 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742

300923428	8c6e2fb3-97cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.22% Years in Field Borrower has 18 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742

300923428	7f303d8e-2fcd-47b3-9413-c1ce9d622aa0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points

10/16/2018:  1% of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid. Also, the XXX fee should be excluded as a lender appraisal credit was given on the final CD Section L for the entire appraisal fee. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold - see revised CD, check & job aid10/16/2018: Please see attachments

10/17/2018:  Received copy of refund check.  All other required documents previously provided.  Condition cleared.  10/16/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided. HOWEVER, due to tolerance cure, a copy of the refund check is required. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.22% Years in Field Borrower has 18 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742

300923428	eccc3b36-97cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.22% Years in Field Borrower has 18 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742

300924357	2341e8aa-33dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated and e-signed 10/02/2018 per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	11/01/2018: Please see attachment
11/01/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300924357	4beaa48b-80db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 2.6.		11/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300917119	a413c952-01cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300913941	635ae4ae-41d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects at DTI of 30.84%, and final 1008 reflects 42.517%.  The lender ran final DU in file with duplicate rental income.
															10/24/2018: Please see AUS and clear thank you	10/24/2018: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves

300913941	1c745b31-552b-4662-acfe-4297fb5609fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
															10/19/2018: Please see attachment	10/22/2018: Lender provided verification of PAR. Exception cleared.
Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves

300913941	ef2f0c28-7ee6-44fd-b424-fb31bc4a1686	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure reflects Lender Appraisal Credit of $XXX.XX in Section L. Lender credit for appraisal should be reflected in lender paid column in section B.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves

300918230	eaf768b1-0b5f-40eb-a094-9f9a0b3cc012	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
10/29/2018: please see attached job aide
10/29/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300914933	8ca3da1d-4860-479f-92b1-3bcb1d0d277e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $X,XXX,XXX.XX.  The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $XXX.XX.  Provided corrected CD, LOE and proof of delivery to the Borrower.

11/07/2018: Disagree - TOP is correctly calculated.which is comprised of: Total P&I payments of 359@ $X,XXX.XX + last payment of $X,XXX.XX on the amortization schedule = $X,XXX,XXX.XX Plus: Final CD Section D total of $XX,XXX.XX Plus: Final CD Prepaid Interest of $X,XXX.XX Which equals $X,XXX,XXX.XX Please rescind the condition.
11/07/2018: Audit re-analyzed final CD loan fees, and has determined that a fee was inadvertently entered incorrectly. TOP is NOT under disclosed. Condition rescinded.
300914500	7255b710-59ce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. Collateral Risk Score is 2.9.		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300922097	f1f25797-3ae1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300922097	0fcabb81-3ae1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		11/6/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300923427	286576e3-a001-4365-b9f6-e32ed57444ab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
10/29/2018: Please see attached price sheet, QM result, and loan confirmation to clear condition10/25/2018: See attached QM worksheet showing the discount points are bona fide.
10/29/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.10/25/2018: Audit reviewed Lender's QM Test submitted, and has determined that there is no evidence of a reduction in rate. Provided Price Sheet, Price adjusters and Broker Paid Comp evidence to verify Par Rate and Bona Fide Discount points. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.

300923427	12528b9a-32d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		10/22/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300914928	85f107a4-03e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The AUS requires evidence of the earnest money deposit in the amount of $X,XXX to be sourced and reflected from the borrowers account. Additional conditions may apply.	11/09/2018: Please rescind, EMD can be backed out on HB loans.
11/09/2018: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU, without the use of EMD verification. No other reserves are required. Condition rescinded.

Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income   Full Documentation Loan qualified und Full Documentation requirements. Years in Field Borrower has 25 years in Field

300914928	c8392e5d-cbe1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves
$XX,XXX assets required to be verified per AUS guideline. Verified assets $XX,XXX.XX Minus Reserves required $X,XXX, funds to close $XX,XXX.XX = $XXX.XX which is insufficient to satisfy AUS requirement due to Retirement asset used by Lender at 100% rather than allowable 60%.
															11/09/2018: Please rescind. The majority of the retirement account is in a sweep cash account. This is cash just like a checking account and does not need a haircut. There are enough funds to close.	11/09/2018: Audit re-analyzed assets within the loan file, and has determined that evidence of sufficient funds to close was provided. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income   Full Documentation Loan qualified und Full Documentation requirements. Years in Field Borrower has 25 years in Field

300914928	3c874176-0016-49a4-8d0b-78aad40b3dbd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/12/2018: See attached price sheet with lock confirmation and QM results. The price adjusters and broker paid comp were both listed on the lock confirmations.
11/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income   Full Documentation Loan qualified und Full Documentation requirements. Years in Field Borrower has 25 years in Field

300914928	2530af46-bf8e-4c33-885c-ce4b79692e10	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income   Full Documentation Loan qualified und Full Documentation requirements. Years in Field Borrower has 25 years in Field

300914964	3820a47b-7af2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guidelines requires a FICO of 680 , loan qualifies with FICO 808 Reserves are higher than guideline minimum UW guidelines require 5 months reserves, loan qualifies with 8 months reserves.  Years in Field Borrower has 4 year universary and co borrower 8 years and both in same line for employment

300914964	0690523b-daf1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided with a collateral risk score of 4.6.		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guidelines requires a FICO of 680 , loan qualifies with FICO 808 Reserves are higher than guideline minimum UW guidelines require 5 months reserves, loan qualifies with 8 months reserves.  Years in Field Borrower has 4 year universary and co borrower 8 years and both in same line for employment

300973688	c9be7a62-5be4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L should be in section B of the final Closing Disclosure. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 6.20  months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years on Job Borrower has  4 years on job

300973688	8ad711e7-2de4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 4.4.		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 6.20  months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years on Job Borrower has  4 years on job

300935732	9cdc15d4-8ddb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300935732	42ac0ef4-b102-48b3-9d1d-33ae589d9aaa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/02/2018: See attached price sheet. The price adjusters and broker paid comp were both listed on the lock confirmations in the loan file. Please clear the condition
11/02/2018:  Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300935732	87a5a2c5-8ddb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 3.		11/6/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300923674	77a8dc3f-51ce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score is 2.7		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300993817	1fcc528a-15dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	11/05/2018: Please clear this condition. The 1008 is attached	11/06/2018: Received 1008. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 138.70 months reserves Years in Field Borrower has 20 years in Field   Full Documentation The loan is full documentation

300993817	6756b775-09dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a Collateral Risk Score of 4..		11/08/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a -10.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 138.70 months reserves Years in Field Borrower has 20 years in Field   Full Documentation The loan is full documentation

300923426	54bce37d-e9dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Closing Statement for departing residence reflected on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	11/05/2018: Please clear this condition the final stamped CD for sale of REO is attached	11/06/2018: Received certified settlement statement reflecting lien paid. Borrower has sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum Loan qualified with FICO of 767 Full Documentation Full Documentation loan Years in Field Borrower has 8 years in field
300923673	1f819f80-1954-432d-af28-1d335b660c9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Title - Premium for Lenders Coverage is reflected in section C of the final Closing Disclosure. The borrower did not shop for their own title service provider, and used the provider on the WLSP. All The title service provider fees should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies. The lender provided Post CD on XX/XX/XXXX to correct the clerical error.
300923673	6b009ede-e3e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit for Appraisal Report fee is reflected in section L of the final Closing Disclosure. The lender credit should be reflected in section B, in the lender paid column.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300918051	4f8553a2-e1de-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	11/07/2018: Please see full report and clear thank you	11/07/2018: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.
Years in Primary Residence Borrower has resided in departure residence for 13 years Years on Job Borrower has 12.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726

300918051	3e0f76b6-b4e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX reflects no Loan Origination fee and no resulting COC for any subsequent disclosures. Final CD reflects an Loan Originator Compensation fee of $XX,XXX.XX for a variance/refund required of $XX,XXX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/13/2018: The X/XX/XX COC to change the broker compensation from lender paid to borrower paid resulted in the addition of Originator Compensation of $XX,XXX.XX which is the borrower paid broker compensation - see associated X/XX/XX LE. This matches the final CD. Lender paid broker compensation is not disclosed on the LE per TILA Commentary 1026.37(f)(1)-2 which states: "Indirect loan originator compensation. Only charges paid directly by the consumer to compensate a loan originator are included in the amounts listed under §1026.37(f)(1). Compensation of a loan originator paid indirectly by the creditor through the interest rate is not itemized on the Loan Estimate required by §1026.19(e). However, pursuant to §1026.38(f)(1), such compensation is itemized on the Closing Disclosure required by §1026.19(f)." Please rescind the condition11/08/2018: The loan was initially disclosed as lender paid not showing origination. Borrower requested COC to switch from lender to borrower paid. Therefore, now showing the loan origination of $XX,XXX in section A. See attached COC. Please clear the condition.

11/16/2018: Audit consulted with Compliance, and has determined that all documentation submitted is deemed acceptable. Condition cleared. 11/13/2018: Escalated to Compliance for further review.11/08/2018: Audit reviewed ALL LE's, CD's, Lock Confirmations and COC's within the loan file, and has determined that there was no benefit or change in the rate locks and no valid reason for increase to borrowers fees. Lender provided change in circumstance, however, it is not a valid change. Provide CD, LOE, proof of delivery and copy of refund check for $XX,XXX. Condition remains.

Years in Primary Residence Borrower has resided in departure residence for 13 years Years on Job Borrower has 12.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726

300994364	7f63433b-83d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the funding date was not provided.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates in the most recent 59 months reporting.  Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  3.30 months reserves

300994364	7423f508-2ed9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for departing residence on the final application not provided.	10/29/2018: Please see credit report which shows this is FHA, FHA always has taxes and HOI escrowed	10/30/2018: Audit reviewed Lender's rebuttal and original loan file. Credit report reflects FHA mortgage. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates in the most recent 59 months reporting.  Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  3.30 months reserves

300994364	55ab8422-2557-48c8-9bdc-3d9a2ace8d40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/02/2018: See attached price sheet, QM results and Lock confirmation. The price adjusters and broker paid comp are both listed on the attached lock confirmations which was included in the upload
11/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates in the most recent 59 months reporting.  Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  3.30 months reserves

300994364	f38ec203-39d9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 3.1.		11/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates in the most recent 59 months reporting.  Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  3.30 months reserves

300923866	198fcde8-e1d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300923684	b700dae0-12de-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines required 2 months' bank statements. 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing the terms and conditions for the 401K for Co-Borrower 3.
11/08/2018: Please rescind, this is the withdrawal terms for all XXXXXXXX accounts.11/06/2018: Please see terms and clear.
11/08/2018: Audit re-analyzed 401K term of withdrawal and has determined that documentation submitted was deemed acceptable. Condition cleared. 11/06/2018:  Received withdrawal terms for XXX 401K. No such account listed on either final 1003.  No statement for this account provided in original loan file.  Missing terms & conditions for withdrawal from XXX/XXX 401K, page 247.  Condition remains.

Years on Job Borrower has 5 years on job Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 5.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 699.

300923886	aff1b008-94d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure reflects Lender Appraisal Credit of $XXX.XX in Section L. Lender credit should be reflected in lender paid column in section B.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300924383	734dfef0-d0e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Missing borrowers' XXXX and XXXX W-2s for business C and E as listed on the XXXX schedule E part II of personal tax returns.	11/12/2018: Please rescind this condition, The XXXX/XXXX Business returns for Business C & E 1125E's were already provided at initial upload.
11/12/2018: Audit re-analyzed tax documents, and has determined that for subject loan program W2s are not required. AUS income requirements, as well as Appendix Q requirements, have been met. Condition rescinded.

FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 712. No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 36 months,  Reserves are higher than guideline minimum UW guidelines require 0 reserves, loan qualifies with 6.60 months reserves.

300924383	f5382b81-badf-4e0c-8d5f-d65df0ec937b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

11/14/2018: Seller credit paid for $X,XXX of discount points - see revised CD.11/12/2018: See attached price sheet, lock confirmation, and par rate sheet. The price adjusters and broker paid comp were both listed on the lock confirmations

11/14/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.11/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and 1 % of Bona Fide Discount points ($X,XXX.XX) does NOT pass Points and Fees test. Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold for a difference of -$X,XXX.XX. Provide revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.

FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 712. No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 36 months,  Reserves are higher than guideline minimum UW guidelines require 0 reserves, loan qualifies with 6.60 months reserves.

300924383	ddad7476-411b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.
Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 712. No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 36 months,  Reserves are higher than guideline minimum UW guidelines require 0 reserves, loan qualifies with 6.60 months reserves.

300924383	7939b2eb-d8e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.4		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 712. No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 36 months,  Reserves are higher than guideline minimum UW guidelines require 0 reserves, loan qualifies with 6.60 months reserves.

300932317	75827f6c-b2e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The AUS requires evidence of the earnest money deposit sourced from the borrowers own funds not provided.	11/13/2018: Please rescind. Sent to XXX.11/9/2018: Please rescind. EMD can be backed out on XXXXXXXXXX loans.
11/13/2018: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU, without the use of EMD verification. No other reserves are required. Condition rescinded.11/12/2018:  Audit reviewed Lender’s rebuttal and disagrees.  The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to AUS if the data changes from the time the AUS was last run. The most recent AUS in file reflects earnest money.  Please provide updated AUS.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with3.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI o35.69% Years in Field Borrower has 4 years in Field

300932317	61aed508-b0e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	11/9/2018: Please see 1008 and clear.	11/12/2018: Received 1008. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with3.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI o35.69% Years in Field Borrower has 4 years in Field

300923420	75520b1c-5ddb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	Missing credit report dated XX/XX/XXXX used in the AUS. Additional conditions may apply.	10/30/2018: Please document and clear thank you	10/30/2018: Audit reviewed the updated Credit Report, and has determined that documentation submitted is deemed acceptable. Said document matches AUS. Condition cleared.	Years on Job Borrower has 4.42 years on job DTI is lower than guideline maximum The loan qualified with a 23.41% DTI Full Documentation Full documentation loan
300928812	a0d0f06a-5814-4b85-9413-e3c8ae022e53	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/13/2018: See attached price sheet, QM result, and lock confirmation. The price adjusters and broker paid comp were both listed on the lock confirmations in the loan file.
11/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300923511	626e7b26-6336-487d-a628-fae6a108faaa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $X,XXX.XX.  Provide corrected CD, letter of explanation and proof of delivery.
11/14/2018: Please see attachment
11/14/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

300923511	db988a15-22b8-488e-a6b2-7cca2bca3c43	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX, the calculated payment amount is P&I $X,XXX.XX and Estimated Escrow $XXX.XX.   The lender did not include the hazard insurance amount $XXX.XX in the Estimated Escrow total.  The Estimated Total Monthly Payment should be $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
11/14/2018: Please see attachment
11/14/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

300923511	93c3211d-64e5-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/14/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared
300923885	37b423d0-46e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final CD reflects Estimated Cash to Close of $XX,XXX. Provided corrected CD and LOE to the borrower.		Finding deemed non-material, loan will be graded a B for all agencies
300923885	8640636d-64e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception 2	A Lender Appraisal Credit is located in section L of the closing CD but should be located in section B of the closing CD. Provided corrected CD and LOE to the borrower.		Finding deemed non-material, loan will be graded a B for all agencies
300923997	7044aa4e-3ff3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	Section E of final Closing Disclosure is missing the Fee Name on line 3 for fee in the amount of $XX.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923997	36a25758-38f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300924373	d88df8cb-3fd9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300924373	cc8ce2da-57d9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing from AUS and UCDP.		11/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300924387	5a29fbaa-c8ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and Hazard insurance for property #2 on the final application not provided.	11/29/2018: Please rescind this condition as all FHA mortgage that this is require the payment to include taxes and insurance.
11/29/2018: Audit reviewed the Credit Report, and has determined that said document indicates loan on property #2 is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.24% Years in Primary Residence Borrower has resided in subject for 6 years

300924387	8f5a3f05-93c1-4d7f-a69f-4ffa3f274e13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.24% Years in Primary Residence Borrower has resided in subject for 6 years

300924387	31708636-c8ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 4.		11/28/2018: Review appraisal provided reflecting a value of $XXX,XXX which is a -1.3% variance. Variance within acceptable tolerance. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.24% Years in Primary Residence Borrower has resided in subject for 6 years

300924028	c653beb5-c6de-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The AUS requires the borrowers' earnest money deposit to be his or her own funds and sourced. Additional conditions may apply.	11/07/2018: Please rescind. EMD was backed out and this is allowed for loan program.
11/07/2018: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU, without the use of EMD verification. No other reserves are required. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  11.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.9% Years on Job Borrower has 5 years in Field

300924370	b99763d1-0022-4a49-b582-4335b4a8eb6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Final CD	10/31/2018: Please see the attached CD date XX/XX/XXXX and executed by the borrowers.10/30/2018: Please advise which CD is missing. I see that they were uploaded. Thank you
10/31/2018: Audit reviewed executed Final CD at consummation, and has determined that documentation submitted is deemed acceptable. Condition cleared. 10/30/2018: Audit re-analyzed all CD's within the original loan file, and has determined that an executed Final CD, at consummation, was not provided. Initial CD dated XX/XX/XXXX was e-signed to fulfill mailbox rule. CD dated XX/XX/XXXX was not executed and CD XX/XX/XXXX is dated post closing. Provide CD executed at consummation. Condition remains.

300929098	2cb6c775-26aa-4c9a-a44b-40db71cc7f6a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/13/2018: Please see attachment
11/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300992792	c5e44516-1cec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 30 business days prior to the note date. The VVOE for the borrower is missing.	11/26/2018: Please clear this condition the VVOE for borrower is attached;	11/26/2018: Audit reviewed VOE for borrower, and has determined that documentation was dated within 30 days PRIOR to consummation date. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749

300935477	cc19d89d-f018-416a-9bf1-acac934fd59e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/05/2018: See attached price sheet. The price adjusters and broker paid comp were both listed on the lock confirmations in the loan file. See attached QM sheet, price sheet, and loan confirmation
11/08/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.11/06/2018: Audit reviewed evidence for Bona Fide Points & Fees and has determined that the documentation is not acceptable. Please provide PAR worksheet. Condition remains.

300928013	a91e4490-43e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. Disclosure History provided reflects initial CD dated XX/XX/XXXX was e-signed by the borrower.	11/15/2018: Please see attachment	11/15/2018: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300928013	dfb5de7a-43e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300934906	4f39a1be-e971-4036-9076-60eba2ef404f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated 10/04/2018 is missing from the loan file. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $36,962.86 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684 Reserves are higher than guideline minimum UW Guides require 0 x 30 days late in the most recent 12 months; credit) verifies 99 months payment history with no late payments reported

300934906	f106b036-1cec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure.  The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $36,962.86 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684 Reserves are higher than guideline minimum UW Guides require 0 x 30 days late in the most recent 12 months; credit) verifies 99 months payment history with no late payments reported

300994331	1d13b2cf-dee6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300994331	b1c87403-a9e6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 4.00		11/16/2018: Review appraisal provided reflecting a value of $XXX,XXX which is a -9.4% variance. Variance within acceptable tolerance. Condition cleared.
300935561	7d1894f9-e1e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception	Please provide evidence of Initial Application date. The 1003 in file is not dated. Need to evidence the initial disclosures were provided within 3 days.	11/26/2018: Please see attached letter. please rescind the condition
11/26/2018: Audit re-analyzed the loan file, as well as e-mail, and has determined that evidence of the Lender Application date was confirmed as same day as broker Application date. Condition rescinded.

300983461	b148046d-e3e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300934901	b90d665d-a826-4d80-9a74-1085cccce8f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/09/2018: Please see attached par rate sheet, qm results, lock confirm. Please clear the condition.
11/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300934901	5dfe5bf1-88e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The SB2 Affordable Housing Recording Fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300934901	d3492eea-88e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300938458	fa4c915b-9479-4dd6-89f3-b098b7ac24ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/08/2018: See attached price sheet, lock confirmation, and QM results. The price adjusters and broker paid comp were both listed on the lock confirmations .
11/08/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, lock confirmation, and QM results) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300992798	8139a707-e9b9-4015-a3a5-986c7bdc033e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $X,XXX.XX.	11/26/2018: Please see attachment
11/26/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted, to verify Par Rate and 1 Bona Fide Discount point, are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300992798	289e7e28-caf2-49db-a66a-74691d72ff40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/19/18: Non-material per SFIG guidance, loan will be graded a B for all agencies
300992798	84548d2a-10ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 4.1.
11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/26/2018: Audit reviewed CDA, and has determined that the APN reflected on said document does NOT match the Appraisal and Title. Condition remains.

300938455	01ac8cec-79cb-4f72-b4f1-5b1faf9b0c0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301015699	5c9c4b76-7043-418f-9acc-d2f1fd101220	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
 Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/29/2018: Please see attachment
11/29/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

301015699	afe4791a-75f7-432a-8bd3-3d0b00967b6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300992806	ca22f3d4-2ff3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300992806	e83769d4-10f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 3.3		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300993759	3334824c-7be3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300995722	8c394ea9-57e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B of the CD. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300995722	8673c447-4ae4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided with a collateral risk score of 4.		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300995034	00ef48a5-d8f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300995136	13e3b33c-23b2-407c-baff-2cbef3b6bfad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300996443	940ec407-752b-4fae-9215-5a2427980ec3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The CD reflects escrowing for taxes and insurance, but the Initial Escrow disclosure reflects only property taxes in escrow.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.08% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718

300996443	1808a573-22db-4c70-8161-c5e0517f8b63	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX P&I, $XXX.XX Estimated Escrow & $X,XXX.XX Estimated Total, the calculated payment amount is Years 1 - 30 $X,XXX.XX P&I, $XXX.XX Estimated Escrow & $X,XXX.XX Estimated Total. The Initial Escrow Disclosure reflects only Property Taxes. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.08% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718

300998038	99469c1e-aedf-48d9-aa03-e6d73af35d3d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300998038	c973b570-b03f-4265-98ce-2695102dcc2d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30  $X,XXX.XX include the amounts of P&I , Estimated Escrow & Estimated Total, the calculated payment amount is Years #1- #30  $X,XXX.XX.  The estimated escrow amount showing is only the property taxes and is not including the Homeowners Insurance. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301006746	f4175a52-4df3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B of the final CD. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301015698	9dcad966-41e2-46d8-9c1f-a35b464b7aed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300890522	21836dce-51b7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for departing residence on the final loan application.	09/19/2018: There are no HOA dues for REO. Please rescind this condition.	09/19/2018: Audit concurs with the Lender Rebuttal, and has determined that no evidence was provided to suggest an HOA. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 766 Years in Primary Residence Borrower has resided in departure residence for 10 years Years Self Employed Borrower has 6 years Self Employed

300890522	312e51fa-aab6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 766 Years in Primary Residence Borrower has resided in departure residence for 10 years Years Self Employed Borrower has 6 years Self Employed

300887672	5ce78245-31b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300887672	72d79237-31b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/06/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300815854	c6af57bc-fbf1-40e5-b316-f7bfe96a3913	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300864037	2e52c696-648f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for both borrowers was not provided. Additional conditions may apply.	09/07/2018: Please clear this condition the credit report is attached.	09/07/2018: Audit reviewed Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of  700, loan qualified with FICO of  778 Years Self Employed Borrower has 13 years Self Employed Years in Primary Residence Borrower has resided in departure residence for 11  years

300864037	e38af8b3-648f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of principal, interest , taxes and insurance for departing residence on the final application not provided.	09/07/2018: Please clear this condition the credit report is attached.
09/07/2018: Audit compared the Credit Report to the Initial Escrow Account Disclosure Statement, and has determined that the Credit Report payment includes escrows confirmed by Initial Escrow Account Disclosure Statement. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of  700, loan qualified with FICO of  778 Years Self Employed Borrower has 13 years Self Employed Years in Primary Residence Borrower has resided in departure residence for 11  years

300864037	6addfa2b-6a8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report  in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of  700, loan qualified with FICO of  778 Years Self Employed Borrower has 13 years Self Employed Years in Primary Residence Borrower has resided in departure residence for 11  years

300850513	cd4c5704-09a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300867344	02ba90f1-6fb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	The file is missing documentation of 3 Earnest Money Deposits made prior to close, AUS requires all the Earnest Money Deposits must be sourced and seasoned from borrower's own funds.
09/20/2018: This is a new construction property. Please see the attached from Builder showing the deposits made directly to the builder to source the EMD’s. This was sent with the initial loan delivery docs. Please rescind this condition.

09/20/2018: Audit re-analyzed the loan file, and has determined that evidence of all Earnest Money Deposits to the builder were located on bank statements (p376 for $XXk; p366 for $XXk; p355 for $XXK; p347/p340 for $Xk = $XXK) within the original loan file. Condition rescinded.
Years on Job Borrower has 11 years on job Years in Field Borrower has 11 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753
300867344	797b742c-45b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 11 years on job Years in Field Borrower has 11 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753
300870532	8e011054-26b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for 1120S business per appendix Q. A Profit & Loss Statement is required in order for the loan to be classified as a Qualified Mortgage.	09/14/2018: Please clear this condition the YTD XXXX Profit and loss is attached	09/17/2018: Received executed XXXX YTD P&L Statement. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.85% Years in Field Borrower has 17 years in Field

300870532	925d7843-1625-4433-b50f-1729da6f1045	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.85% Years in Field Borrower has 17 years in Field

300870532	030ce637-26b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA missing from loan file.		09/06/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.85% Years in Field Borrower has 17 years in Field

300864017	19c5d0fe-0b94-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Documentation	The mortgage with balance of $XXX,XXX and payment of $X,XXX.XX on the DU and final application was not listed on the credit report. Provide mortgage statement and payment history for the mortgage.
09/05/2018: Please clear this condition based on the attached Closing Disclosure that we in the original file sent for that address. They elected to only mortgage $XXX,XXX instead of $XXX,XXX on REO and that loan was sold to Lender.
09/05/2018: Audit concurs with the Lender Rebuttal, and has determined that executed CD for REO was located on page 48. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.63% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693

300864017	03642e3b-1e94-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard policy is XX/XX/XXXX, which is after the funding date.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.63% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693

300864017	6bf21fbe-e391-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided.	09/05/2018: Please clear this condition based on the attached insurance policy on property #1.	09/05/2018: Audit reviewed Hazard Insurance for REO, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.63% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693

300861154	119f1f08-e2aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Co-Borrower's income must be documented with DU requirement.  The loan file contains recent pay stub and 2 years personal returns.  Copy of the Co-Borrower's previous year W2 is required to fulfill DU requirement and QM requirements.

09/24/2018: Please refer to the attached from the Selling guide. 09/18/2018: A XXXX year end paystub was provided for the co-borrower. This was sent with the initial loan delivery docs. Please rescind this condition.

09/24/2018: Audit reviewed the Lender Rebuttal, as well as the Selling guides, and has determined that XXXX accepts alternative documentation for the W2, such as the final year-to-date paystub, that may be used as long as adequate information is provided. Co-borrower's end of the year paystub for XXXX was located on page 287 with all required information. Condition rescinded. 09/18/2018: Audit reviewed that Lender Rebuttal, as well as documentation, and has determined that, although a XXXX end of the year paystub was provided for the co-borrower, the XXXX 1040 line 7 only reflect the borrower's income NOT the co-borrowers. Therefore, unable to confirm XXXX W2 income as required by the DU. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW Guides requires 0 months of reserves, loan qualified with 7.9 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.02%

300861154	0d706c46-2faa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW Guides requires 0 months of reserves, loan qualified with 7.9 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.02%

300890963	8229b481-d6b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Assets are not sourced.  The statement for account #1 on final application reflects a deposit of $XX,XXX.XX made 4 days prior to closing.  There is no evidence in the file documenting the source of the deposit as required per guidelines. Additional conditions may apply.
09/14/2018: Please see comments that this was backed out and not used and rescind please
09/17/2018:  Audit reviewed Lender’s rebuttal, document provided and original loan file.  Document provided is a system screen shot showing large deposit was deducted from available assets.  This was not provided in the original loan file.  Audit removed deposit from calculation and borrower has sufficient cash to close.  Condition cleared.

Years in Field Borrower has 10 years in field Years in Field Co-borrower has 10 years in field Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 14.60 months reserves

300890963	9dc55865-3db1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 10 years in field Years in Field Co-borrower has 10 years in field Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 14.60 months reserves

300887690	10399199-7bb7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	09/17/2018: Please see Project team comment that the condo is approved.
09/17/2018: Audit reviewed the Lender screen shot with regards to Project Review, and has determined that said document is acceptable to confirm project it is warrantable under FNMA guides per lender statement. Condition cleared.

Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 4.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Years in Field Borrower has 20 years in Field

300887690	6c6671df-fd0e-4c6c-b1ac-e9241f119e5a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 4.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Years in Field Borrower has 20 years in Field

300887690	117b89f1-7bb7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. In order to comply with HFIAA regulations, then flood insurance must be escrowed.	09/17/2018: Please rescind. Flood insurance is included in Master Policy for HOA.
09/17/2018: Audit reviewed HOI, as well as Flood Insurance documentation, and has determined that both are covered by the HOA in a Master Policy. Therefore, no escrows are required. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 4.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Years in Field Borrower has 20 years in Field

300887690	0b154e23-58b7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 4.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Years in Field Borrower has 20 years in Field

300876930	285d6a51-ce49-4581-ac37-81d7e123ba01	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Provide copy of note to show that non borrowing XXXXXX is solely responsible for the mortgage payment secured by property listed in the REO section of the loan application.	8/28/2018: Please rescind. The credit supp and mtg bill show just in non borrowing XXXXXXX name
08/30/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Neither the borrower’s credit report nor third-party fraud report reflects responsibility for loan.  Also, file contains a credit supplement and mortgage statement reflecting non-borrower XXXXXX has sole responsibility for debt.  Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 3.80 months reserves Years in Field Borrower has 15 years in Field

300876930	6a5067b7-30f0-4ea4-9147-1f12d9ebafdf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note Rider/Addendum	Missing PUD rider	11/01/2018: Please see attached PUD Rider	11/01/2018: Audit reviewed executed PUD Rider, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 3.80 months reserves Years in Field Borrower has 15 years in Field

300876930	02649824-3c0a-44b6-b269-bcc213b3ce11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as  $XXX.XX a month vs. The calculated value of $XXX.XX a month. The lender did not include the flood insurance fee of $XX.XX. Provide re-disclosed CD and letter of explanation.

09/07/2018: The final CD does include the flood insurance escrows in Section G – it is included with the Homeowner’s Insurance as required by TILA Commentary 1026.37(g)(3)-3. The only time the flood insurance is itemized in Section G is when the disbursement dates are different for the flood and homeowner’s insurance as required by TILA Commentary 1026.37(g)(3)-5. 09/05/2018: Good Morning, Please see below breakdown of the insurance. The invoice is also attached showing the amounts and that they are added all of this is on the CD. Please advise. Please see attachment. Thank you

09/07/2018: Audit re-analyzed the Final CD, and has determined that the Estimated Taxes, Insurance and Assessments is correct and Section G combines the Hazard and Flood insurance escrow amounts. Final CD is deemed acceptable. Condition cleared. 09/05/2018: Audit reviewed all documentation, and has determined that the final CD within the loan file does NOT included Flood Insurance escrows in Section G. Subject property is in a Flood Zone, therefore must be escrowed. Provide revised CD that includes correct Estimated Taxes, Insurance and Assessments monthly amount with Flood listed as "yes-in escrow", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 3.80 months reserves Years in Field Borrower has 15 years in Field

300876930	685cb0f8-37a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 3.80 months reserves Years in Field Borrower has 15 years in Field

300882570	3930e1eb-fda6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional condition may apply.	09/05/2018: Please clear this condition the AUS is attached.	09/05/2018: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.76% Years in Field Borrower has 6 years in Field Full Documentation The loan is full documentation
300882570	d00f0e3d-fea6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.76% Years in Field Borrower has 6 years in Field Full Documentation The loan is full documentation
300870709	cd150506-1eb5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party appraisal review is missing.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300870707	216f2f66-a548-40d8-98ca-2427f0640a24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report and Appraisal Report Fee in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300870707	18439e8b-0aaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300887150	9d3ee02e-46b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party Review Appraisal Missing		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300885067	4e212b38-9265-4561-bfcd-bea1a34403e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	The affiliated business disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300885067	a80d04b2-f3b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD in file is missing the Flood Determination Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300885067	10cf36b3-e3b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report not provided.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300885414	fc207f4e-5074-4b91-821d-07d1a1b5c0e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding Deemed Non Material and will be graded a B for all agencies.
300895756	be163e67-04b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing Evidence of HOA fees for REO. This is required in order for the loan to be classified as a Qualified Mortgage	09/19/2018: Please see the attached. Proof of HOA dues was sent with the initial loan delivery docs. Please rescind this condition.	09/19/2018: Audit reviewed the Lender Rebuttal, and has determined that evidence of HOA dues for REO was located on page 325 in the original loan file. Condition rescinded.
Full Documentation Full documentation loan  FICO is higher than guideline minimum loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  8.80 months reserves

300895756	ef6ece26-04b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. All fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Full Documentation Full documentation loan  FICO is higher than guideline minimum loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  8.80 months reserves

300895756	c8a5d131-47cd-4d81-87b6-2d69bf9f3176	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA vs. the actual amounts of $XXX. (NOT IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Full Documentation Full documentation loan  FICO is higher than guideline minimum loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  8.80 months reserves

300895756	4a396370-05b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Full Documentation Full documentation loan  FICO is higher than guideline minimum loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  8.80 months reserves

300928008	1d667bc5-c2d7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		10/30/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300890324	bd80e2ea-b8d6-4edb-90ff-cc18be677426	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.
300906042	ca973cde-70ee-40dd-9bb3-becbd9d8a3d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert and Credit Report in the file. The Flood Cert and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300906042	2b146e0e-44bb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300918436	7dfb735c-33c7-4a2b-9430-ee9ae4bd72d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.
300918436	946ec1b6-dd1e-4c5f-896a-6263b8c60d25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300918436	9314ec34-b9ab-43cc-b387-dd4d49869f75	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	Estimated taxes, insurance and assessments "Other" was not checked nor was a description provided for HOA dues. Provide re-disclosed and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300906062	5f997806-84c2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number is not consistent between Appraisal, and Mortgage.	10/03/2018: Please clear this condition; The appraisal reflects the MBL # and the Mortgage reflects the access code, the document attached verifies it is the same property;
10/03/2018: Audit reviewed County Tax Bill, and has determined that the documentation confirms the property ID/Account numbers as reflected on the Appraisal and Mortgage. Both numbers are acceptable as property identifiers. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 766 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.96% Years on Job Borrower has 13 years on job

300906062	bf4418dd-b77e-460a-b6a5-f3604815d010	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
A Post Close CD reflects a credit report and flood cert. Loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 766 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.96% Years on Job Borrower has 13 years on job

300898580	a94a411f-8c61-4db9-a2af-428243637f4e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies
300898580	3404f8b2-05b3-4a7f-9fe9-8ba6dd71fcb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
A Recording- Mortgage/Deed Fee was not listed in section E of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  Please provide a LOE and confirmation to borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300898580	55617624-3dce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Credit for Appraisal of $XXX.XX reflected in section L of the final Closing Disclosure should be reflected in section B. Only general seller credits are listed in section L, specific lender credits should be listed on same line as fee in lender paid column. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923993	743fa664-761f-449e-96fb-4524734f403d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923993	ef031fbd-8cc3-4372-b6e5-6b75e707beee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923993	f7340979-a46e-463d-804a-4049c25bd92b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923993	45e80bcb-5edc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/01/2018: Review appraisal provided reflecting a value of $XXX,XXX which is a -5.1% variance. Variance within acceptable tolerance. Condition cleared.
300923865	1179e125-52ee-43f9-a4d0-d2095721004e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure was not provided.		This finding is deemed non-material, loan will be graded a B for all agencies.
300923865	80fe69d6-a9e6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X,XXX.XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923865	866756c4-a9e6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.4.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300906056	71a9ba02-94d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Borrower did not receive initial CD 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule)	10/29/2018: Please see Attachment
10/29/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300906056	70d6c2b3-94d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file. CU score is 5.		10/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300910656	96eb58b3-24e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
The lender's guidelines required 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing the terms and conditions of withdrawal from 401K.
															11/13/2018: Please see terms and clear thank you.	11/13/2018: Audit reviewed 401K terms and conditions, and has determined that documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates the credit report reflects 12 months of mortgage history with 0 late payments. Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 60.40 months reserves.

301003612	b89f3213-66dc-4764-99fe-021f70b89f39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender included $XXX.XX however evidence and description of this monthly fee was not provided. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.CD Estimated Taxes, Insurance & Assessments total $XXX.XX. Actual Fees total $XXX.XX. CD reflects "some" HOI fees

11/28/2018: We disagree. Here is the breakdown; Flood Insurance $XXX.XX [escrowed] [sent labeled flood ins policy] Not escrowed; Wind only $XXXX.XX [sent labeled property insurance policy] HOI premium $XXX.XX [sent labeled property insurance policy] Taxes : $XXXX.XX sent labeled tax information = $XXXX.XX /XX = $XXX.XX Please rescind condition.

11/28/2018: Audit concurs with the Lender Rebuttal, and has determined that the Wind Policy was located on page 226. Final CD section for Estimated Taxes, Insurance and Assessments is correct, condition rescinded.

301003612	d2b536bd-3ded-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911503	d84d2ab9-1ce4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911503	1e229ae2-76e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		11/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300914465	f2e2872d-82fa-45de-8726-35244bfb399d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300914465	505c1f8d-b2ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300913065	e3ab0df4-b2e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The AUS requires evidence of the earnest money deposit sourced from the borrowers own funds not provided.	11/13/2018: Please rescind. Escalated to XXX.11/09/2018: Please rescind. EMD can be backed out on XXXXXXXXXX loans.
11/13/2018: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU, without the use of EMD verification. No other reserves are required. Condition rescinded.11/12/2018:  Audit reviewed Lender’s rebuttal and disagrees.  The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to AUS if the data changes from the time the AUS was last run. The most recent AUS in file reflects earnest money.  Please provide updated AUS.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.50 months reserves Years in Field Borrower has 12 years in Field   No Mortgage Lates The credit report reflets 22 months of mortgage history with 0 late payments

300913065	0d1dffad-3c07-4728-8d38-9106b95e85fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.50 months reserves Years in Field Borrower has 12 years in Field   No Mortgage Lates The credit report reflets 22 months of mortgage history with 0 late payments

300913065	e0c68421-8834-4a72-be21-b4c5a4a857fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.50 months reserves Years in Field Borrower has 12 years in Field   No Mortgage Lates The credit report reflets 22 months of mortgage history with 0 late payments

300913065	20bb415b-e2b5-4cca-96a4-75e14e831f8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Appraisal credit found on post close CD does not belong in section H.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.50 months reserves Years in Field Borrower has 12 years in Field   No Mortgage Lates The credit report reflets 22 months of mortgage history with 0 late payments

300913065	d68d99b7-92e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.50 months reserves Years in Field Borrower has 12 years in Field   No Mortgage Lates The credit report reflets 22 months of mortgage history with 0 late payments

300913499	040ac580-81d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.1		10/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300914996	f6f645bd-18d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.		Finding deemed non-material, loan will be graded a B for all agencies
300914968	c957270d-582f-4fc3-ae64-b1917173f7e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.40 months reserves Years on Job Borrower has 5.25 years on job

300914968	65d2b82b-2de2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.40 months reserves Years on Job Borrower has 5.25 years on job

300923669	96bdd3b5-a5b2-4642-aa7f-26a727f10972	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300923669	347bce83-33ce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300914588	694a0c34-41ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300931490	d0622260-34ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300917131	38825287-0de1-42a9-b48a-818a61b0a283	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX,  threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

11/14/2018: See attached price sheet, qm results and lock confirmation. The price adjusters and broker paid comp were both listed on the lock confirmations in the loan file. Please rescind the condition

11/14/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300917131	1a072e3e-cbf5-43d7-9d83-03a1c7d25b7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300917131	6a9ac360-9fe6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The SB2 Affordable Housing Recording Fee does not list the government entity assessing the fee.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300917131	9ca90dd7-a3e6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300918046	95d460d1-e5d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300918046	fceaaade-c4d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 4.		10/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300931276	592a349f-fdc5-4121-bc2d-4aa9c6a0ece1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931276	7f6361c4-2f36-4c2d-8d70-f9c43040de95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Loan Tie-In and Title - Sub Escrow fees are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  All title fees should be listed in section B of the CD.  Additionally, the SB2 Affordable Housing Recording Fee in section E does not list the government entity assessing the recording fee.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931276	bd3bfe3e-3be4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
11/13/2018: Please see attached revised CD, lox trcking. Please clear the condition
11/13/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

300931276	4d3cdc6b-1294-475b-96e0-ea3fe51dec1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as P&I $X,XXX.XX, Estimated Escrow $XXX.XX and Estimated Total Monthly Payment as $X,XXX.XX.  The calculated payment amount is P&I $X,XXX.XX, Estimated Escrow $XXX.XX and Estimated Total Monthly Payment as $X,XXX.XX. The lender did not include the homeowner's insurance in the Estimated Escrow.
11/13/2018: Please see attached revised CD, lox trcking. Please clear the condition
11/13/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

300931276	7b6465d8-5de4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931276	1808e839-3ae4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.9.		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300994350	27ec3167-93e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931489	7e47136b-ccd7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923871	a9d575ec-563a-4721-bd90-dfbe18648a8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923871	1bf5f51b-4a86-43bb-865b-d45de9a6a5e5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit was not provided in the loan file.		Finding deemed non-material, loan will be graded a B for all agencies.
300923871	f0525351-e2ed-43ca-83bc-0738ec0edb89	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923871	4f188882-a798-4e0d-b96d-88dbeff7eb94	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	APR on final CD dated is inaccurate and exceeds 0.125% tolerance. CD value of 5.101 vs. calculated value of 4.807% for a variance of 0.294% over disclosed.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923871	9811e63f-16ff-4397-9f0e-9f1f6191a532	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300993806	991d33d6-0cd7-4117-b05a-cd1f33f7d58a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
The final Closing Disclosure reflects the QM Points and Fees as $XX,XXX.XX vs. actual QM Points and Fees of $XX,XXX.XX. An under disclosure of $XX,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

11/28/2018: See attached price sheet that was included in the credit file. The price adjusters and broker paid comp were both listed on the lock confirmations in the loan file. Please rescind condition.

11/28/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.7 months reserves Years Self Employed Borrower has 5 years Self Employed

300993806	2864308b-5dec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.7 months reserves Years Self Employed Borrower has 5 years Self Employed

300995152	446f969b-8f1d-451f-9039-a51a0d6f269c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Final CD shows a Lender Appraisal Credit in section L. Lender credit for appraisal should be in section B not section L.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300995152	b1c50aa5-19ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. APN missing but sufficient evidence to correlate property. Condition Cleared.
300929128	9dc45f8f-a3ce-43a5-901b-92885d0b0bcf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300929128	bd1c647d-57dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.		11/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300995725	4f48988c-dd40-4a79-9fc8-b27001fa30c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender credit should be placed in section B in the lender paid column.  Provided correct CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300994348	746818dd-2ff3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Owner's Warranty fee in section H of the final Closing Disclosure is missing the work Optional and paid by the borrower. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guidelines require FICO of 680  loan qualifies with FICO of 719 Reserves are higher than guideline minimum UW guidelines require reserves of 1 months, loan qualifies with 17 months reserves Years on Job Borrower has been on the job over 7 years

301015691	1196bbc0-6b0d-4cff-9078-8b689657c0b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		This finding is deemed non-material and rated an B.
301015691	a79a4a41-3abb-4079-a854-25cbcce751c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301015691	6db50826-8df2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided with a collateral risk score of 3.0.		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300749832	39e69313-1b4b-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	C.D. Transaction Information section for seller is missing seller's address.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300831969	6a77a4c5-428c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD does not reflect Home Warranty fee in section H as optional.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300866851	42db75b8-a5a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	All pages of the title was not provided. Unable to determine coverage amount.		08/29/2018: Received all pages of title commitment. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.93% Years Self Employed Full Doc Loan

300866851	d7536765-d3a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from the file.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.93% Years Self Employed Full Doc Loan

300801264	a67c7d37-41ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation	The file is missing Employer verification of 2 years history the car allowance, and will continue for the next 3 years. Additional findings may apply.	09/05/2018: Car Allowance Continuance Documentation
09/05/2018: Audit reviewed e-mail correspondence from borrower's employer, and has determined that said document states that the monthly car allowance began at employment, > 2yrs ago, and will continue on a monthly basis. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.55%

300801264	4209e0c0-40ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Closing Disclosure / CD Not in File
Missing Closing Disclosure/CD not in File-Subject is located in a dry funding state.  The file only contains the CD consummated at closing and is missing the funding CD.  Please provide proof of delivery.
09/07/2018: PC CD
09/07/2018: Audit review of Post Funding CD, copy of refund check, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.55%

300801264	f1073a77-39d9-4fad-a1e1-92bb3022901a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE reflects Transfer Taxes of $XXX.XX with no resulting COC for subsequent disclosures. The CD reflects taxes in Section E of $XXX.XX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
09/07/2018: PC CD
09/07/2018: Audit review of Post Funding CD, copy of refund check, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.55%

300801264	97e41519-41ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party CDA missing from file, due diligence firm will order.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.55%

300794011	8938b17d-7d75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Guidelines require a VVOE within 10 business days prior to the note date.  The VVOE is missing for the Borrower wage earner employment; and,Missing verbal verification of employment for self-employed borrower business #1 within 30 days of note date.

07/20/2018: Business License07/04/2018: VVOE07/03/2018: Borrower is not Self Employed06/28/2018: The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance.

07/20/2018: Audit reviewed copy of Business License for Self-Employed Business, and has determined that said document was dated PRIOR to consummation. Condition cleared. 07/13/2018: Guidelines require third party verification using one of the following: CPA, professional organization, regulatory agency or business license. Third party verification not provided. Condition remains.07/04/2018: Audit reviewed ALL sources of VOE for borrower's xxxx, and has determined that the POST closing documents were provided as evidence of Self employment verification. Business Directory, as well as Secretary of State, were both dated POST closing. Appendix Q does NOT allow post-closing reconciliation. P&L was not prepared by a third party, therefore cannot use as verification. Condition remains.07/03/2018: Audit reviewed the Lender Rebuttal, and has determined that the XXXX K1 (p405) reflects borrower as XXXX ownership of xxxx. Condition remains. 06/28/2018: Audit reviewed the Lender Rebuttal, and has determined that per Lender Guidelines dated 01/24/2018: S/E VVOE dated within 30 days of the note date -AND- Phone listing and address must be verified for the business -AND- The existence of the business or source of self-employment requires an independent verification from a third party using one of the following: CPA -OR- Professional Organization -OR- Regulatory Agency -OR- Business License. Condition remains.06/26/2018:  Received VVOE within 10 days of note date for salaried position.  Received verification of phone listing and address for xxxxx.  However, guidelines also require third party verification using one of the following:  CPA, professional organization, regulatory agency or business license.  Third party verification not provided.  Condition remains.

Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #29 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates No Mortgage Lates in #33 months reviewed

300794011	66b148e4-7e75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Lender qualified borrower with bonus income average based on recent six month history as current employment; Lender guidelines require a verified bonus income history of two years.		06/21/2018: XXXX exception #5625 provided per UW to allow the use of current bonus with less than 2 years at current employer with supporting evidence.
Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #29 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates No Mortgage Lates in #33 months reviewed

300794011	59e609b6-7d75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Lease agreement	Missing current lease/rental agreement for property #1 listed on the 1003. Per lender guidelines a current lease/rental agreement is necessary to verify all consumer rental income.
08/06/2018: lox and bank stmnt06/28/2018: B3-3.1-08, Rental Income - Documenting Rental Income From Property Other Than the Subject Property When the borrower owns property – other than the subject property – that is rented, the lender must document the monthly gross (and net) rental income with the borrower’s most recent signed federal income tax return that includes Schedule E.

06/28/2018: Audit reviewed the LOX, as well as Bank Statement, and has determined that sufficient evidence was provided (via borrower LOX) to verify same tenant along with bank statement for supporting documentation reflecting payment. Loan meets QM requirements. Condition cleared.  06/28/2018: Audit reviewed the Lender Rebuttal, and has determined that Appendix Q requires lease to be current at consummation. Lease expired BEFORE loan consummation, therefore evidence that rent received for properties owned by the consumer is acceptable as long as the creditor can document the stability of the rental income. Need evidence lease/rent is being maintained by current tenant PRIOR to consummation. Post closing documentation is not acceptable. Condition remains. 06/26/2018:  Received lease and lease renewal agreement.  However, renewal expired prior to the note date.  Please provide evidence of June payment verifying same renters and payment amount. Condition remains.

Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #29 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates No Mortgage Lates in #33 months reviewed

300794011	ab39e1e5-7f75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Closing Disclosure / CD Not in File
Missing Funding CD; The subject was funded in a dry funding state; the settlement statement/Closing wire in file indicates a cash-to-close of $XXX,XXX.XX versus the Final CD which reflects a cash-to-close $XXX,XXX.XX for a discrepancy of $XXX; Please provide copy of funding CD, reimbursement check and proof of delivery to the borrower; additional conditions may apply
07/06/2018: email07/04/2018: PCCD06/28/2018: PCCD
07/06/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower) that was sent via e-mail to borrower, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.07/04/2018: Audit reviewed Post Funding CD, and has determined that the Notice of error to borrower letter, as well as the evidence of shipment were MISSING. Condition remains.06/28/2018: Audit reviewed Post Funding CD, and has determined that the "cash to close" reflects same as the ALTA Settlement Statement. Missing the Notice of error to borrower letter, as well as the evidence of shipment. Condition remains.

Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #29 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates No Mortgage Lates in #33 months reviewed

300805222	e3d23136-3f81-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43.00%.  Due to the miscalculation of debts, the actual DTI is 50.69%. Lender did not included a debt that is reflect on the updated credit report provided in the loan file.
08/06/2018: Payment statement08/01/2018: XXXX statement07/25/2018: credit supplement
08/06/2018: Audit reviewed the Credit Statement, and has determined that said document was dated PRIOR to consummation and is deemed acceptable. Sufficient evidence was provided to verify monthly minimum payment. DTI is 41.08%. Condition cleared.  08/03/2018:  Audit reviewed statement provided.  Verification of the payment was required to be obtained prior to consummation. Loan fails QM with a DTI of 46.98%. Condition remains.07/25/2018: Audit reviewed all Credit Report/Supplemental documentation, and has determined that to qualify a borrower, lenders may use the original in-file documentation to evaluate the borrower’s financial ability PRIOR to consummation. The most current Credit Report PRIOR to consummation reflected a monthly payment of $X,XXX which results in a DTI of 46.98%. Appendix Q does not allow post-closing reconciliation, therefore the Supplement Credit Report cannot be considered. Verification of the $XXX payment was required to be obtained PRIOR to consummation. Loan fails QM with a DTI of 46.98%. Condition remains. 07/17/2018: Audit re-calculated income. Same income as lender was used however audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX. Lender used debt figures from credit report dated XX/XX/XXXX. Audit DTI is 46.98 which exceeds guidelines. Condition remains.

FICO is higher than guideline minimum UW guides require a FICO score of 720, loan qualfied with a FICO score of 727. Reserves are higher than guideline minimum UW guide require 6 months reserves, loan qualified with 22 months reserves. Years on Job 5.11 years on same job.

300805222	5ef400da-4ca4-44be-a2d3-36d95abb4a0b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Late charge of 5% per the note is > 4% max for the state of XXXXX XXXXXXXX.		07/13/2018: Audit reviewed and confirmed Lenders are permitted to charge a late fee in excess of 4% for loan amounts $XXX,XXX or greater under General Statute 24-9. Condition rescinded.
FICO is higher than guideline minimum UW guides require a FICO score of 720, loan qualfied with a FICO score of 727. Reserves are higher than guideline minimum UW guide require 6 months reserves, loan qualified with 22 months reserves. Years on Job 5.11 years on same job.

300805222	b369c253-1e39-4a8a-a7d6-95da9f1b5c6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Lender guidelines reflects a DTI of 43.00%.  Due to the miscalculation of debts, the actual DTI is 50.69%. Lender did not included a debt that is reflect on the updated credit report provided in the loan file.

08/06/2018: Audit reviewed the Credit Statement, and has determined that said document was dated PRIOR to consummation and is deemed acceptable. Sufficient evidence was provided to verify monthly minimum payment. DTI is 41.08%. Condition cleared. 08/03/2018:  Audit reviewed statement provided.  Verification of the payment was required to be obtained prior to consummation. Loan fails QM with a DTI of 46.98%. Condition remains.07/25/2018: Audit reviewed all Credit Report/Supplemental documentation, and has determined that to qualify a borrower, lenders may use the original in-file documentation to evaluate the borrower’s financial ability PRIOR to consummation. The most current Credit Report PRIOR to consummation reflected a monthly payment of $X,XXX which results in a DTI of 46.98%. Appendix Q does not allow post-closing reconciliation, therefore the Supplement Credit Report cannot be considered. Verification of the $XXX payment was required to be obtained PRIOR to consummation. Loan fails QM with a DTI of 46.98%. Condition remains. 07/17/2018: Audit re-calculated income. Same income as lender was used however audit monthly debt figures are based on the most recent credit report in the loan file dated 06/14/2018. Lender used debt figures from credit report dated 05/10/2018. Audit DTI is 46.98 which exceeds guidelines. Condition remains.

FICO is higher than guideline minimum UW guides require a FICO score of 720, loan qualfied with a FICO score of 727. Reserves are higher than guideline minimum UW guide require 6 months reserves, loan qualified with 22 months reserves. Years on Job 5.11 years on same job.

300863029	62a2c602-d9a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	CLTV Exceeds Guidelines	Lender guidelines requires a maximum CLTV of 80% however the current CLTV of the subject is 90%. As per Lender's guidelines "FTHB: Max LTV/CLTV 80%/80%"
08/29/2018:  XXXXXX XXXXXXXXXX isn't a 2nd lien, it's strictly an investor with no ownership or occupancy rights. No interest or payment ever! XXXXXX receives a payment equal to its original investment plus or minus a share of the change in value of the home. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 6 years on job Full Documentation The loan is full documentation

300863029	3c8a8299-daa6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 2nd lien note	Second lien Note not provided. Additional condition may apply.		08/29/2018: Received XXXXXX XXXXXXXXXX documents. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 6 years on job Full Documentation The loan is full documentation

300863029	5e40e880-4b44-4002-9aca-1bed89bf4e3f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.		08/29/2018: Received evidence Borrower was provided with initial LE within 3 days of application date. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 6 years on job Full Documentation The loan is full documentation

300863029	593022cd-dca6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” and “application fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 6 years on job Full Documentation The loan is full documentation

300863029	b10e1336-d9a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 6 years on job Full Documentation The loan is full documentation

300928624	9bb38669-2fce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review. DTI > 43% for a Qualified Mortgage. The loan was submitted with a DTI of 44.816%.		10/16/2018: Condition set in error. Approved AUS and client overlay allows up to 45% DTI. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 3.80 months reserves FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 772 Years in Field Borrower has 5 years in Field

300928605	f4d419ef-87cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided in the file. Collateral Underwriter Risk Score is 2.6.		10/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300928564	1a2b0c56-94b8-45b8-9b95-da781cb69c49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Taxes payment due fee reflected in section H of the final Closing Disclosure should be reflected in section F. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300928564	8dd4b8ac-d3cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA value		10/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300928350	f6a4137d-bbcc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The 3rd party CDA report not provided.		10/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300928045	5db9b014-0cce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  File is missing previous employment verification for Co-Borrower and corresponding gap letter if employment gap exceeds 30 days.
10/16/2018: W2 Transcripts
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded. 10/16/2018: Audit reviewed W2 documentation, and has determined that the documentation submitted is deemed unacceptable. A previous employment VOE for the CO-BORROWER is required to fulfill Appendix Q requirements. Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months. Additionally, one cannot ascertain by a W2 or bank statement an end date of employment. A last pay stub or VOE must be provided to validate an end date. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  63.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.761%

300928045	7f84b8bc-5ace-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.	10/16/2018: note for 2nd	10/16/2018: Audit reviewed copy of executed HELOC (Second Lien), and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  63.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.761%

300928045	760af85e-38cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q and Lender Guidelines, a creditor must verify the consumer’s employment for the most recent two full years.  File is missing W-2's for XXXX, tax returns for prior two years, tax transcripts for prior 2 years from a valid 3rd party.  Borrower 2 income is not documented for full 24 months.  Full 24 months income documentation is required in order for the loan to be classified as a Qualified Mortgage.
10/17/2018: W2 Transcripts
10/17/2018: Audit reviewed Tax Transcripts for BOTH borrowers, and has determined that Appendix Q requirements for tax transcripts for prior 2 years from a valid 3rd party were fulfilled. AUS requirements for YTD paystub and W2 for most rent year have been met. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  63.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.761%

300917081	fb1acf41-36c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Final and Post CD both are missing the naming for line 1 in section H.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guidelines require min FICO of 720 , loan qualifies wiht FICO of 789 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 173months reserves No Mortgage Lates UW guidelines require 0x30 lates within the most recent 12nths , loan qualifies with 0x30 in the most recent 68 months reviewed on the credit report,

300795275	a6984127-617e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflect DTI of 43%. Due to miscalculation of income the actual DTI is 45.66%. DTI exceeds threshold per QM; Loan Fails criteria for Qualified Mortgage		07/23/2018: Recalculated income yields DTI <43%. Condition rescinded	No Mortgage Lates FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Co-borrwer exceeds 10 years in field.
300795275	2f1213e9-5f7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves
Verified assets of $XXXXXX.XX are insufficient to meet lender reserve requirements; Lender guidelines require a minimum of #6 months subject PITIA reserves for qualification resulting for shortage of reserves of $XXXXXX.XX.
07/19/2018: Assets
07/19/2018: Audit re-analyzed all assets, and has determined that evidence of sufficient assets was provided along with proof of proceeds for sale of departure residence, as well as wire verification for closing costs and gift. Condition cleared.
No Mortgage Lates FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Co-borrwer exceeds 10 years in field.
300795275	f710683a-627e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing hazard insurance declaration
Missing hazard insurance declaration; The effective date of the hazard policy is dated XX/XX/XXXX which is after the Note Date but before the disbursement date; Non-material per lender guidance, loan will be graded a B for all agencies.

07/09/2018:  The effective date of the hazard policy is dated XX/XX/XXXX which is after the Note Date but before the disbursement date; Non-material per lender guidance, loan will be graded a B for all agencies.
No Mortgage Lates FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Co-borrwer exceeds 10 years in field.
300795275	f73967ce-627e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Missing documentation supporting $XXX,XXX in aggregate earnest money deposits to escrow per final CD and source of deposits; additional conditions may apply.	07/19/2018: Assets
07/19/2018: Audit re-analyzed all assets, and has determined that evidence of sufficient assets was provided along with proof of proceeds for sale of departure residence, as well as wire verification for closing costs and gift. Condition cleared.
No Mortgage Lates FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Co-borrwer exceeds 10 years in field.
300795275	a0984663-617e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Income Tax Schedules
Missing XXXX Tax Return Schedules; Per appendix Q, complete IRS Personal Returns including all tax return schedules are necessary for the loan to be classified as a Qualified Mortgage and the Personal Tax Return 2106 schedule is are missing from the file; Loan is considered non QM compliant, additional conditions may apply
07/24/2018: 2106
07/24/2018: Audit reviewed XXXX 2106 Unreimbursed Employee Business Expenses, and has determined that said documentation submitted is deemed acceptable. Condition cleared. 07/09/2018:  Received XXXX/XXXX tax returns.  However, XXXX Schedule A reflects $XX,XXX in unreimbursed business expenses.  XXXX form 2106 not provided.  All pages and schedules are required for QM compliance. Condition remains.
No Mortgage Lates FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Co-borrwer exceeds 10 years in field.
300868565	5cf7c4ff-61c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.
10/04/2018: RCE
10/04/2018: Audit reviewed the documentation submitted, the cost estimator does confirm the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 48 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.84% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771

300868565	a6c57bbf-62c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing LOE	Explanation letter not provided for Co-borrower having more than 30 day gap in employment in past 2 years.	10/15/2018: Gap Letter10/11/2018: LOX
10/15/2018: Audit reviewed LOX, and has determined that documentation submitted was dated PRIOR to consummation and is deemed acceptable. Condition cleared. 10/11/2018: Audit re-analyzed VOEs for Co-borrower, and has determined that the previous employment start date was XX/XX/XXXX through XX/XX/XXXX; AND Previous2 Employment start date was XX/XX/XXXX through XX/XX/XXXX which has greater than 30 days between the two. Appendix Q requires verification for 2 year employment history to verify the borrower has no gaps > 30 days when they switched employers and if there were gaps, an explanation would be required. Condition remains.

Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 48 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.84% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771

300868565	73dcc403-fbc2-4240-a5e3-a108cddfa11a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE does not reflect an IRS Transcript Fee with no resulting CoC for any subsequent disclosures. The CD reflects an IRS Transcript Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															10/04/2018: CD & COC	10/04/2018: Audit reviewed initial CD, as well as COC for fee increase, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 48 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.84% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771

300868565	290ee3db-61c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/9/2018: CDA provided reflects no discrepancy. Condition cleared
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 48 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.84% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771

300873180	11286e60-fba9-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865183	7861e8d7-8eb1-4b4a-9672-d2594bb7c74e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total of Payments is not accurate	Inaccurate payment total		Non-material per SFIG guidance, loan will be graded a B for all agencies
300865183	3450eee1-34b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from file.	09/10/2018: CDA	09/10/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300917104	6d97bfd9-69d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300917104	457743c5-69d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300897497	8406e05f-2dcb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
10/12/2018: Received VVOE dated within 30 calendar days of note date. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 26.66 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.78% Years Self Employed Borrower has 6 years Self Employed

300897497	3dbb5598-2dcb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for REO#6 on the final application not provided.		10/12/2018: Received executed settlement statement evidencing sale of property #6. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 26.66 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.78% Years Self Employed Borrower has 6 years Self Employed

300897497	2b42cc2f-b220-4622-9618-6971a0c2fd0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Both the Initial and Final Closing Disclosure's are missing from the loan file. Additional findings may occur upon receipt of the Closing Disclosure. No Cure - Missing document not provided.	10/15/2018: Initial CD	10/15/2018: Audit reviewed e-signed initial CD with tracking, as well as executed FINAL CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 26.66 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.78% Years Self Employed Borrower has 6 years Self Employed

300897497	2e12802f-527f-40b8-ba82-c96d4271bb38	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimate is missing from the loan file. Additional findings may occur upon receipt of the Loan Estimate. No Cure - Missing document not provided.		10/12/2018: Received initial LE, revised LE and change in circumstance due to rate lock. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 26.66 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.78% Years Self Employed Borrower has 6 years Self Employed

300897497	9f20d0d8-2ecb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing
10/16/2018:  Initially cleared in error. Review appraisal provided reflecting a value of $X,XXX,XXX which is a -7.1% variance. Variance within acceptable tolerance. Condition cleared. 10/12/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.

Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 26.66 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.78% Years Self Employed Borrower has 6 years Self Employed

300728180	71c7d914-7e5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43.00%.  Due to the miscalculation of income, the actual DTI is 44.19%. Lender averaged XXXX and XXXX 1120S for borrowers primary business reflected on final loan application.  However, based on YTD Profit and Statement which covers a 10 month period, monthly income is lower than averaging 2 years of 1120S.  Borrower also has a second business, however, income is not being used as noted by Lender.  Additional conditions may apply.

05/30/2018:  Business 1 Liquidity Test: XXXX: (XXXXXX+XXXXXX+XXXXX)/(XXXXXX+XXXXXX+XXXXXX)=X.XX for the quick ratio so liquidity is met and ordinary income/business return income can be utilized. Please review attached rent check for use of rental income for property #2 (XXXX XXXXX) and b2 paycheck reflecting a YTD calculation of $XX,XXX / XX.XX = $XXXX.XX. If these items have already been considered in the audit DTI please provide DTI breakdown for review.

05/29/2018:  Audit reviewed Lender's rebuttal and original loan file.  Recalculated YTD P&L to include depreciation.  YTD income is higher that 2 year average.  Using 2 year average, DTI 42.34%.  Condition cleared.

Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300728180	fdf8fb54-7d5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Missing evidence of hazard insurance for primary residence (REO #1) reflected on final loan application. Also, missing evidence of hazard insurance on REO #3 Parcel 1 & 2 reflected in final loan application.  Additional conditions may apply.
05/30/2018: Received evidence of insurance for primary residence. REO #3 is vacant land, no insurance required. Condition cleared.
Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300728180	9781d1d6-7e5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300728180	cf230a24-7f5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in file section H reflects a Closing Fee paid to Title company; this fee belongs on Section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300728180	afa66acb-7f5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided.		05/30/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300856341	6ce892c3-db7f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.
07/12/2018: VVOE information page attached, the borrower and co-borrower's employment were both verified on X/XX/XXXX and again prior to closing on X/XX/XXXX. The most recent VVOE were completed on X/XX/XXXX which is within 10 business days of the Note date X/X1/XXXX.
07/12/2018: Audit reviewed re-verification of VOE's for both borrowers, and has determined that said documentation was dated within 10 days of consummation. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.88% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  24.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300856341	51226150-db7f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/18/2018: Audit reviewed Fraud tool provided post consummation and all red flags are cleared. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.88% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  24.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300856341	29f10077-db7f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued - OR an attestation that the Flood Cert Fee is included in the origination of the loan.
07/05/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.88% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  24.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300856341	bb90b14c-dc7f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.
07/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/12/2018: A CDA Report is required reflecting the Investors name. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.88% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  24.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300912253	8203b05e-bfc1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300912253	bd4e2af4-bec1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Borrower Attorney Fee in section H of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300885650	e196e86b-7ab7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Closing Disclosure / CD Not in File
The subject is in a dry funding state.  The Alt A Settlement Statement reflects Cash to Close of $XXX,XXX.XX vs. the final CD reflects Cash to Close of $XXX,XXX.XX.  Provide funding CD and additional conditions may apply.
09/20/2018: Final Settlement statement and PCCD
09/20/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Incorrect Disbursement date is non-material. Loan will be rated 'B'.

Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with  35.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 38.57% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786

300886425	e38c1e30-5bc6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 days prior to the funding date. The VVOE is greater than 10 days prior to the funding date for the primary borrower.	10/08/2018: Re-verification of employment prior to funding. See Final Settlement Statement.	10/09/2018: Lender provided final settlement statement for verification of disbursement date and provided VVOE dated prior to funding date. Exception cleared.
FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 747. Years in Field Borrower has 15 years in Field. No Mortgage Lates UW guide require 0x30 days late  in the most recent 12 months; credit report verifies 14 months payment history with no late payments reported.

300886425	41d5221b-f4c8-4fda-a7d5-3c167bb8024e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															10/08/2018: Initial CD Receipt	10/09/2018: Lender provided disclosure tracker for verification the borrower received the initial CD 3 days prior to consummation. Exception cleared.
FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 747. Years in Field Borrower has 15 years in Field. No Mortgage Lates UW guide require 0x30 days late  in the most recent 12 months; credit report verifies 14 months payment history with no late payments reported.

300886425	80d4088f-4768-4ff1-ba1e-3c9cde80fa24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for flood insurance and the calculated escrow payment should be $X,XXX.XX .  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
10/12/2018: Final SS and PCCD
10/12/2018: Audit reviewed Post Funding CD, as well as matching Final Settlement Statement, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 747. Years in Field Borrower has 15 years in Field. No Mortgage Lates UW guide require 0x30 days late  in the most recent 12 months; credit report verifies 14 months payment history with no late payments reported.

300886425	9a61701a-c975-4114-a545-9cc2bbc571e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the flood insurance of $XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
10/12/2018: Final SS and PCCD
10/12/2018: Audit reviewed Post Funding CD, as well as matching Final Settlement Statement, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 747. Years in Field Borrower has 15 years in Field. No Mortgage Lates UW guide require 0x30 days late  in the most recent 12 months; credit report verifies 14 months payment history with no late payments reported.

300886425	dc1b27c4-5fc6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure is missing the name of the payee. Provide a corrected CD and LOE to the borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 747. Years in Field Borrower has 15 years in Field. No Mortgage Lates UW guide require 0x30 days late  in the most recent 12 months; credit report verifies 14 months payment history with no late payments reported.

300886425	56b049c5-6ec1-4f1d-b8b4-446f2dc11f11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 747. Years in Field Borrower has 15 years in Field. No Mortgage Lates UW guide require 0x30 days late  in the most recent 12 months; credit report verifies 14 months payment history with no late payments reported.

300591470	0f4b818c-c189-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX,XX. The loan amount is $XXX,XXX,XX which leaves a shortage of hazard insurance coverage for $XX,XXX,XX. A cost estimator from the insurer was not provided.
08/31/2017: Replacement cost estimator
08/31/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	09d33ffb-0843-4083-8e07-422f0b66b8e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/31/2017: Initial CD with evidence of receipt
08/31/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial XX was viewed and acknowledged at least X days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	1d4fa309-71fa-407c-82cc-4bd16bb03400	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charge for Title – Notary Fee in Section X. The borrower selected their own service provider. The fee should be reflected in sectionX . Additionally, the Title – Notary Fee in section X of the final Closing Disclosure is missing the name of the service provider.
08/27/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	3d28b557-2e8b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		08/27/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	a3c45066-2e8b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure reflects charge for Title – Notary Fee in Section X. The borrower selected their own service provider. The fee should be reflected in sectionX . Additionally, the Title – Notary Fee in section X of the final Closing Disclosure is missing the name of the service provider.
08/27/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	29de19f8-2d8b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from the file.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is aX% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300791790	43bfd409-fa64-4209-a5b7-bd13b751f081	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  The initial CD is dated XX/XX/XX.  No cure.
07/27/2018: Received initial CD and evidence co-borrower acknowledged. Timing requirement met. Condition cleared.
300791790	7c6c4e21-6826-413b-b3db-0ec152bac8dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects an .XXXX Loan Amount (Points) of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD reflects .XXXX of Loan Amount (Points) of $ X,XXX.XX for a variance/refund required of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
07/31/2018: Lock Confirmation w/ Pricing Changes, Updated FICO on Credit Report (X/X, X/XX). PCCD and Final SS.
07/31/2018: Audit reviewed Rate Lock Confirmation, as well as Post Funding CD with matching Master Final Settlement Statement, and has determined that said documents confirm pricing. Loan will be rated a B for Post Funding CD.

300791790	0c107a2d-7f8b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300911511	9938cc2a-1dc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificated (442). Additional conditions may apply.	10/12/2018: Please see document and clear.
10/12/2018: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.

Years Self Employed Borrower has 12.5 years self employed Reserves are higher than guideline minimum UW Guides did not  require reserves, loan qualified with 14 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795

300911511	a367f081-1cc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing page 2 of the bank print out for the 1st account listed on final application.  Additional conditions may apply.
															10/12/2018: Please see statement to fill gap.	10/12/2018: Audit reviewed Asset documents, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years Self Employed Borrower has 12.5 years self employed Reserves are higher than guideline minimum UW Guides did not  require reserves, loan qualified with 14 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795

300911511	4572ab88-b2c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	302 - Appraisal - Other	Evidence the subject property has a CO Detector and a double strapped water heater.	10/12/2018: Please rescind. This is a HB loan not Jumbo and this is not required for the lender. Additional the 1004D states all repairs are done now.
10/12/2018: Audit reviewed the Lender Rebuttal, and has determined that said issues are a State requirement NOT a guideline/program requirement. However, the Appraisal Update and/or Completion Report reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.

Years Self Employed Borrower has 12.5 years self employed Reserves are higher than guideline minimum UW Guides did not  require reserves, loan qualified with 14 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795

300911511	72b2860a-1ec8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file..		10/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 12.5 years self employed Reserves are higher than guideline minimum UW Guides did not  require reserves, loan qualified with 14 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795

300875942	2771be5a-ecd2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed Partnership returns for both business operated by  co-borrower and partnership operated as secondary job for borrower not provided.
															11/19/2018: Please clear this condition; The signed business returns are attached	11/19/2018: Received signed XXXX/XXXX business returns for each business. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.60 months reserves Years in Field Borrower has  6 years in Field

300898600	42e04cf6-97b9-438c-b19f-29afe0c63bdd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

11/02/2018: 1% of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold - see revised CD, check lox tracking. Please clear the condition

11/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable.

300898600	a699aed4-1883-44ca-b118-7cdaa7b3e6ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	HOEPA Loan Non-Compliant – Points and Fees exceed HOEPA threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

11/02/2018: 1% of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold - see revised CD, check lox tracking. Please clear the condition

11/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable.

300913939	ba22645a-0cb0-433d-9177-8bd8606d9d9f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Borrower did not receive initial CD 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule)	10/30/2018: Please see attachment
10/30/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300913939	a64e8b23-6fd8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 2.6		10/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300918228	c1f36825-f9dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	Evidence of the XX Anti-Predatory Compliance Certificate is missing from the loan file.	11/05/2018: Please see attached.	11/06/2018: Received XXXXXXXX Anti-Predatory Certificate of Compliance. Condition cleared.
300918228	8cef5799-dcdd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file with no collateral risk score on the AUS or UCDP reports.		11/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300929108	9b5b3bf7-33ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
300929108	780c5d53-c5f4-44ec-8e82-64d0bfff20a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															11/27/2018: please see attached	11/27/2018: Audit reviewed the initial CD, and has determined that said document was provided at least 7 days prior to consummation. Condition cleared.
300929108	f229dbe7-4d75-469c-b3c7-27541fb3124a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE reflects a Discount Fee of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD date reflects a Discount Fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

111/27/2018: Difference is due to the borrower requesting a lock extension on XX/XX/XXXX which reduced the credit for the rate and thus increased the discount points by the loan amount of $XXX,XXX x lock extension fee of 0.200% = $X,XXX. See attached 11/2/18 XX.

11/27/2018: Audit review of Rate Lock Confirmation, as well as corresponding CD, confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

300929108	a19ff7ba-e280-4369-ba1b-6773c90ab540	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that Credit Report Fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300929108	0eabb613-34ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300924371	f2793cff-44e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300935731	ccbbbc67-1fec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing from loan file		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300930865	e6541844-f846-4cf6-a829-12b9b795f26d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX,XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
11/26/2018: Please see par rate sheet, lock confirmation and qm test results please clear the conditon
11/26/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300994324	d9f83325-7ff2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300994324	7484474e-9af1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.3		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300898584	3dfbff69-995d-4e1d-99cd-3d3a2a83b0aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW requires 12 reserves, loan qualifies with 24 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 809. No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates in the most recent 99 months reporting.

300898584	deb9f04f-b6d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert were in the file. The Credit Report fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW requires 12 reserves, loan qualifies with 24 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 809. No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates in the most recent 99 months reporting.

300898584	9f9e0f23-abd8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided in the loan file.		10/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW requires 12 reserves, loan qualifies with 24 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 809. No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates in the most recent 99 months reporting.

300935474	ead5e602-bddb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply.	11/05/2018: Please see doc and clear thank you	11/05/2018: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.74% Years on Job Borrower has 13 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 690

300935474	b9fa18a5-bddb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Copy of Divorce Decree
A copy of the borrower XXXXXXX XXXXXX as required per guidelines and QM was not provided. XXXX & XXXX tax returns reflect the borrower as XXXXXXXX, however the final 1003 reflects the borrow is XXXXXXXX and the XXXXXXX XXXXXX provided in the loan file is for a different XXXXXX than the one reflected on the tax returns.

11/15/2018: Please provide an update thank you.11/07/2018: Please rescind, we cannot ask the borrower for personal documents with no need. Escalated to investor11/05/2018: Please rescind. Appendix Q and XXXXXXXX guidelines do not require a XXXXXXX XXXXXX, there is no income being used to need one and no proof of any liabilities to need one either . All documents in the file do not indicate any XXXXX XXXXXXX or XXXXXXXX, and no income was used from a XXXXXXX XXXXXX.

11/20/2018: Lender provided copy of missing XXXXXXX XXXXXX and no additional liabilities were listed. Condition cleared. 11/15/2018: Audit reviewed the Lender Rebuttal, and has requested a status update from the Client.11/07/2018: Pending Client review. Condition remains until further direction from the client has been given. 11/05/2018: Audit reviewed the Lender Rebuttal, and has determined that documentation is required to verify that the lender addressed the discrepancy of the borrower's XXXXXXX status. The potential for unknown liabilities is great. Bank Statements, as well as Tax Documents (reflecting "XXXXXXX XXXXXX XXXXXXX") have the same individuals listed. Provide a XXXXXXX XXXXXX or LOE, the designation of XXXXXXX or XXXXXXX would potentially have an impact on vesting along with qualifications. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.74% Years on Job Borrower has 13 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 690

300935474	93d5a4a8-64dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		11/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.74% Years on Job Borrower has 13 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 690

300911172	41c6476f-78db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
AUS reflects a DTI of 40.72%. However, upon receipt of the Final 1003, it appears that the “liabilities” section includes an auto lease payment, even if less than 10 payment remain, which should be included in the DTI.  Lender calculations exclude said payment. Per FNMA, monthly payments on lease agreements, regardless of the expiration date of the lease, are to be included in total monthly obligations; Due to the miscalculation of debts, the actual DTI is 45.81%.
11/09/2018: Please see new AUS and clear.11/05/2018: Please see new AUS and documents to show borrower got a recent pay increase and assets show this was deposited. DTI is below 43%. Please clear.
11/09/2018: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared. 11/08/2018: Audit reviewed income documents, and has determined that the co-borrower's paystub was provided within the original loan file with pay raise. DTI is now 34.36%. Provide updated AUS, 1008 and final 1003 with correct income, Assets and debts that match FINAL figures supporting DTI. Per FNMA, when the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. Condition remains. 11/05/2018: Escalated to Management for further review. 11/05/2018: e-mailed to Management

Years on Job Both borrower and co borrower have been on the job 3 years.  Reserves are higher than guideline minimum UW guidelines require 12 months reserves , loan qualifies with 20 months reserves. FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 734

300911172	c73f21cc-f4d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	10/29/2018: Please see final 1003 and clear thank you.10/25/2018: Please see final loan app and clear please.
10/29/2018: Audit reviewed copy of Final 1003, and has determined that documentation submitted was deemed acceptable. Condition cleared. 10/25/2018: Audit reviewed the Application (1003), and has determined that said document is the INITIAL 1003 not the FINAL 1003. Income, Assets and debts are to be reflected on an executed Final 1003 matching final figures. Condition remains.

Years on Job Both borrower and co borrower have been on the job 3 years.  Reserves are higher than guideline minimum UW guidelines require 12 months reserves , loan qualifies with 20 months reserves. FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 734

300911172	ae8a9535-82a0-4a3e-8ed3-f2e6986a370a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference ofX.XXX% under-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years on Job Both borrower and co borrower have been on the job 3 years.  Reserves are higher than guideline minimum UW guidelines require 12 months reserves , loan qualifies with 20 months reserves. FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 734

300911172	e63e2319-f7d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Holdback Back Windows fee in section H of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years on Job Both borrower and co borrower have been on the job 3 years.  Reserves are higher than guideline minimum UW guidelines require 12 months reserves , loan qualifies with 20 months reserves. FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 734

300914499	a2cc59b3-6158-405c-9d9a-b2c04ab543d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and the broker are not affiliated with any other businesses please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300924367	4bbcb9a4-4b55-4fd0-aa15-ae3a08c0bca9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XXX (IN ESCROW).  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
11/15/2018: Please see attached revised cd and redisclosure to borrower. Please clear the condition
11/15/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'

300992801	228b0ac5-28df-4bb2-aa96-07a293b15312	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300992801	4c1a6c08-13cb-4794-8685-9bd3b9bfd4eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300993804	61a5bbdf-bcf2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300993804	31b4aeb1-74f2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 3.1		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300998036	5f981665-5bf2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300998036	23d536ea-3cf2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file with a CU Risk Score 4.7.		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300918236	8f003918-b0e6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.